UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2017
CLASS A SHARES
CLASS C SHARES
INSTITUTIONAL SHARES

Rational Dividend Capture Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since 1/2/2014(a)
Class A	-0.89%	-3.00%	6.93%	3.71%	N/A
Class A with load	-5.60%	-7.63%	5.90%	3.20%	N/A
Class C	-1.10%	-3.46%	0.25%	N/A	2.62%
Institutional Class	-0.78%	-2.76%	7.21%	3.96%	N/A
S&P 500 Total Return Index (b)	9.34%	17.90%	14.63%	7.18%	10.64%
S&P 500 Value Index (c)	4.85%	15.86%	13.82%	5.25%	9.01%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 1.43% for Institutional Class shares, 1.68% for A shares and 2.18% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

(a)	Inception date is January 2, 2014 for Class C and the Benchmarks.

(b)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(c)	The S&P 500 Value Index, The S&P 500 Value is an unmanaged market-capitalization weighted index consisting of those stocks within the S&P 500 that exhibit strong value characteristics. It uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry ^	% of Net Assets
REITs	19.7%
Retail	14.7%
Oil & Gas	9.5%
Telecommunications	9.5%
Food	6.2%
Miscellaneous Manufacturing	5.5%
Banks	5.0%
Pharmaceuticals	3.6%
Iron/Steel	2.9%
Diversified Financial Services	2.4%
Other/Cash & Equivalents	21.0%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Risk Managed Emerging Markets Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since 12/30/2009(a)	Since 5/31/2016(b)
Class A	17.72%	12.61%	5.92%	3.28%	N/A
Class A with load	12.21%	7.23%	4.90%	2.61%	N/A
Class C	17.25%	11.62%	N/A	N/A	13.32%
Institutional Class	18.01%	13.02%	6.17%	3.56%	N/A
MSCI Emerging Markets Index (c)	18.43%	23.75%	3.96%	2.85%	26.25%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 3.13% for Institutional Class shares, 3.38% for A shares and 3.88% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

(a)	Inception date is December 30, 2009 for Class A, Institutional Class and the Benchmark.

(b)	Inception date is May 31, 2016 for Class C and the Benchmark.

(c)	The MSCI Emerging Markets Index consists of 23 countries representing 10% of world market capitalization. The Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 23 countries.

Top 10 Holdings by Industry	% of Net Assets
Banks	21.1%
Internet	9.6%
Semiconductors	9.2%
Insurance	5.3%
Real Estate	3.3%
Retail	3.1%
Equity Funds - Exchange Traded Funds	3.1%
Mining	3.1%
Auto Parts & Equipment	2.9%
Gas	2.7%
Other/Cash & Equivalents	36.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Real Strategies Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since 5/31/2016(a)
Class A	-8.58%	-3.72%	-4.42%	-5.16%	N/A
Class A with load	-12.99%	-8.22%	-5.35%	-5.62%	N/A
Class C	-8.97%	-4.47%	N/A	N/A	-3.65%
Institutional Class	-8.84%	-3.72%	-4.35%	-5.00%	N/A
S&P Goldman Sachs Commodity Index (b)	-10.24%	-9.01%	-13.70%	-9.67%	-8.29%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 2.65% for Institutional Class shares, 2.90% for A shares and 3.40% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

(a)	Inception date is May 31, 2016 for Class C and the Benchmark.

(b)	The S&P Goldman Sachs Commodity Index® (“S&P GSCI”) measures general price movements and inflation in the world economy. The S&P GSCI is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Oil & Gas	10.6%
Commercial Services	9.9%
Pharmaceuticals	7.1%
Retail	6.2%
Chemicals	4.7%
Transportation	4.6%
Electrical Components & Equipment	4.5%
Computers	4.3%
Electronics	4.2%
Healthcare-Products	3.5%
Other/Cash & Equivalents	40.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Defensive Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since 1/3/2014(a)
Class A	0.69%	6.00%	7.37%	4.20%	N/A
Class A with load	-3.96%	0.86%	6.33%	3.70%	N/A
Class C	0.74%	5.54%	N/A	N/A	-0.92%
Institutional Class	0.79%	6.25%	7.67%	4.48%	N/A
S&P 400 Index Total Return (b)	5.99%	18.57%	14.92%	8.56%	9.87%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 1.76% for Institutional Class shares, 2.01% for A shares and 2.51% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

(a)	Inception date is January 3, 2014 for Class C and corresponding Benchmark.

(b)	The S&P 400 is a capitalization-weighted index comprised of common stocks representing major industries in the mid-range of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Banks	10.9%
Auto Parts & Equipment	8.8%
Miscellaneous Manufacturing	7.7%
Commercial Services	7.3%
Insurance	5.2%
Semiconductors	4.9%
Computers	4.7%
Real Estate Operations/Development	4.1%
Agriculture	3.8%
Household Products/Ware	3.8%
Other/Cash & Equivalents	38.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since 7/30/2009(a)	Since 5/31/2016(b)
Class A	4.64%	8.35%	5.81%	6.34%	N/A
Class A with load	-0.34%	3.25%	4.56%	5.68%	N/A
Class C	4.26%	7.56%	N/A	N/A	8.30%
Institutional Class	4.79%	8.66%	N/A	N/A	9.34%
S&P 500 Total Return Index (c)	9.34%	17.90%	14.63%	14.41%	16.71%
BAIB Index (d)	6.51%	10.36%	9.73%	10.44%	10.46%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 2.00% for Institutional Class shares, 2.25% for A shares and 2.75% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

(a)	Inception date is July 30, 2009 for Class A and the Benchmarks.

(b)	Inception date is May 31, 2016 for Class C, Institutional Class and the Benchmarks.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The Strategic Allocation Indices Blend (“BAIB”) is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor’s 500 Index® (“S&P 500”) (60%) and the Barclays U.S. Aggregate Bond Index (40%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index. For additional disclosure relating to the S&P 500, please see “Additional Disclaimers” in this Prospectus.

Top Holdings	% of Net Assets
Equity Funds - Mutual Funds	30.9%
Equity Funds - Exchange Traded Funds	29.0%
Debt Funds - Mutual Funds	20.5%
Asset Allocation Funds - Mutual Funds	15.1%
Other/Cash & Equivalents	4.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Dynamic Momentum Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since 5/31/2016(a)
Class A	-2.39%	N/A	N/A	N/A	-5.12%
Class A with load	-7.02%	N/A	N/A	N/A	-9.64%
Class C	-2.76%	N/A	N/A	N/A	-5.52%
Institutional Class	-2.26%	-5.46%	4.79%	2.56%	N/A
BofAML 3 Month Treasury Bill (b)	0.31%	0.49%	0.17%	0.58%	0.39%
S&P 500 Total Return Index (c)	9.34%	17.90%	14.63%	7.18%	13.52%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 2.39% for Institutional Class shares, 2.64% for A shares and 3.14% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

(a)	Inception date is May 31, 2016 for Class A, Class C and the Benchmarks.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an Index.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Holdings by Asset Type ^	% of Net Assets
Short-Term Investments	81.0%
Other/Cash & Equivalents	19.0%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Consolidated Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Iron Horse Fund

Portfolio Review (Unaudited)

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	3 Month Return	One Year Return	Five Year Return	Since 7/1/2011(a)	Since 11/16/2011(b)	Since 4/7/2017(c)
Iron Horse Fund - Class A	1.25%	4.69%	6.03%	5.39%	N/A	N/A
Iron Horse Fund - Class A with Load	(5.58)%	(1.32)%	4.78%	4.35%	N/A	N/A
Iron Horse Fund - Class I	1.35%	4.89%	6.30%	N/A	7.16%	N/A
Iron Horse Fund - Class C	N/A	N/A	N/A	N/A	N/A	0.96%
S&P 500 Total Return Index (d)	3.09%	17.90%	14.63%	12.62%	15.15%	3.25%
CBOE S&P Buy Write Index (e)	3.07%	12.06%	7.73%	7.78%	8.59%	3.09%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2017 prospectus, the total annual operating expense are 1.70% for Institutional Class shares, 1.95% for A shares and 2.70% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

(a)	Inception date is July 7, 2011.

(b)	Inception date is November 16, 2011.

(c)	Inception date is April 7, 2017

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

(e)	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Top Ten Holdings by Industry ^	% of Net Assets
Banks	11.0%
Pharmaceuticals	7.9%
Retail	7.6%
Oil & Gas	6.4%
Internet	6.2%
Computers	5.1%
Electric	4.6%
Telecommunications	3.4%
Diversified Financial Services	3.4%
Apparel	3.4%
Other, Cash & Cash Equivalents	41.0%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 84.9%
	APPAREL - 1.7%
33,660	Hanesbrands, Inc.	$779,566

	BANKS - 5.0%
43,200	Bank of America Corp.	1,048,032
8,310	JPMorgan Chase & Co.	759,534
9,800	Wells Fargo & Co.	543,018
		2,350,584
	COMPUTERS - 1.1%
12,900	NetApp, Inc.	516,645

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
50,234	Arlington Asset Investment Corp.	686,699
96,700	Five Oaks Investment Corp.	471,896
		1,158,595
	FOOD - 6.2%
24,970	General Mills, Inc.	1,383,338
13,340	JM Smucker Co.	1,578,522
		2,961,860
	IRON/STEEL - 2.9%
23,340	Nucor Corp.	1,350,686

	MEDIA - 1.0%
4,600	Walt Disney Co.	488,750

	MISCELLANEOUS MANUFACTURING - 5.5%
67,270	General Electric Co.	1,816,963
8,640	Ingersoll-Rand PLC	789,610
		2,606,573
	OIL & GAS - 9.5%
67,590	BP PLC	2,341,993
11,400	Chevron Corp.	1,189,362
12,510	Exxon Mobil Corp.	1,009,932
		4,541,287
	PHARMACEUTICALS - 3.6%
14,520	AstraZeneca PLC	494,987
11,540	GlaxoSmithKline PLC	497,605
11,310	Merck & Co, Inc.	724,858
		1,717,450
	REITS - 19.7%
174,240	CBL & Associates Properties, Inc.	1,468,843
138,330	CYS Investments, Inc.	1,163,355
192,516	Global Medical REIT,Inc.	1,721,093
24,595	Independence Realty Trust, Inc.	242,753
144,630	New Senior Investment Group, Inc.	1,453,531
17,910	Senior Housing Properties Trust	366,080
32,040	Uniti Group, Inc. *	805,486
176,320	Whitestone REIT	2,159,920
		9,381,061

	RETAIL - 14.7%
15,390	CVS Health Corp.	1,238,279
13,500	Dollar General Corp.	973,215
2,430	Home Depot, Inc.	372,762
27,500	Kohl’s Corp.	1,063,425
52,590	Macy’s, Inc.	1,222,192
19,225	Target Corp.	1,005,275
15,075	Wal-Mart Stores, Inc.	1,140,876
		7,016,024

The accompanying notes are an integral part of these financial statements.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 84.9% (Continued)
	SEMICONDUCTORS - 2.1%
30,150	Intel Corp.	$1,017,261

	TELECOMMUNICATIONS - 9.5%
27,000	AT&T, Inc.	1,018,710
70,700	CenturyLink, Inc.	1,688,316
469,950	Windstream Holdings, Inc.	1,823,406
		4,530,432

	TOTAL COMMON STOCK (Cost $41,257,284)	40,416,774

	SHORT-TERM INVESTMENTS - 5.3%
2,537,763	Federated Treasury Obligations Fund, Institutional Class, 0.83% *	2,537,763
	TOTAL SHORT-TERM INVESTMENTS (Cost $2.537,763)	2,537,763

	TOTAL INVESTMENTS (Cost $43,795,047) - 90.2% (a)	$42,954,537
	OTHER ASSETS LESS LIABILITIES - 9.8%	4,649,238
	NET ASSETS - 100.0%	$47,603,775

PLC - Public Limited Company.

*	Rate shown represents the rate at June 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,814,204 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,377,507
Unrealized depreciation:	(2,237,174)
Net unrealized depreciation:	$(859,667)

	Underlying Face			Unrealized
Short Contract	Amount at Value ($)		Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACT - 0.4%
(256)	E-Mini S&P 500 Futures	(30,987,520)	September 2017	$183,040
	Total Unrealized Gain from Open Futures Contract			$183,040

The accompanying notes are an integral part of these financial statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 89.3%
	ADVERTISING - 0.8%
4,100	Smiles SA	$74,107

	TOBACCO - 1.6%
28,154	ITC Ltd.	140,971

	AUTO PARTS & EQUIPMENT - 2.9%
801	Mando Corp.	180,271
49,000	Nexteer Automotive Group Ltd.	76,819
		257,090
	BANKS - 21.1%
11,300	Banco do Brasil SA	91,481
2,300	Banco Macro SA	212,037
1,834	Bancolombia SA	81,705
3,536	Bank Pekao SA	119,086
16,000	BOC Hong Kong Holdings Ltd.	76,542
38,759	Commercial International Bank Egypt SAE	174,415
24,158	FirstRand Ltd.	87,067
17,700	Grupo Financiero Banorte SAB de CV	112,303
1,700	HDFC Bank Ltd.	147,849
5,830	ICICI Bank Ltd.	52,295
2,690	OTP Bank PLC	90,028
25,337	Sberbank of Russia PJSC	262,238
1,795	State Bank of India	76,287
92,500	Turkiye Is Bankasi	195,860
7,800	Yes Bank Ltd	176,605
		1,955,798
	BIOTECHNOLOGY - 0.9%
700	China Biologic Products, Inc. *	79,170

	CHEMICALS - 0.8%
3,400	Daqo New Energy Corp. - ADR *	70,584

	COMPUTERS - 2.0%
12,200	Infosys Ltd - ADR	183,244

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
43,500	CITIC Securities Co Ltd.	89,926
2,232	Hana Financial Group, Inc.	88,273
		178,199
	ELECTRONICS - 1.0%
24,700	Hon Hai Precision Industry Co. Ltd.	95,000

	FOOD - 2.2%
8,868	Gruma SAB de CV	115,698
2,500	X5 Retail Group NV *	86,625
		202,323
	FOREST PRODUCTS & PAPER - 1.0%
21,600	Suzano Papel e Celulose SA	92,584

	GAS - 2.7%
41,000	ENN Energy Holdings Ltd.	247,341

	HEALTHCARE-PRODUCTS - 1.0%
4,300	Aspen Pharmacare Holdings Ltd.	94,365

	INSURANCE - 5.3%
36,000	Ping An Insurance Group Co of China Ltd.	237,235
8,467	Vienna Insurance Group AG Wiener Versicherung	238,815
		476,050

The accompanying notes are an integral part of these financial statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 89.3% (Continued)
	INTERNET - 9.6%
2,230	Alibaba Group Holding Ltd. - ADR *	$314,207
2,700	Baozun, Inc *.	59,859
1,400	JD.com, Inc. *	54,908
224	NCSoft Corp.	74,298
10,084	Tencent Holdings, Ltd.	360,611
		863,883
	IRON/STEEL - 2.0%
200	Angang Steel Co Ltd.	149
47,740	Eregli Demir ve Celik Fabrikalari TAS	95,658
5,300	Vale SA	43,099
5,000	Vale SA	43,750
		182,656
	LEISURE TIME - 1.3%
2,100	Hero MotoCorp Ltd.	120,253

	MEDIA - 1.8%
849	Naspers Ltd., Class N	165,160

	MINING - 3.1%
1,900	Agnico Eagle Mines Ltd.	85,728
74,976	Centamin PLC	151,166
5,773	KAZ Minerals PLC *	38,911
		275,805
	MISCELLANEOUS MANUFACTURING - 2.5%
285	Largan Precision Co. Ltd.	45,439
19,700	Sunny Optical Technology Group Co. Ltd.	176,626
		222,065
	OIL & GAS - 2.5%
655	SK Innovation Co. Ltd.	90,738
6,200	YPF SA	135,780
		226,518
	REAL ESTATE - 3.3%
116,700	Ayala Land, Inc.	91,931
24,100	Global Logistic Properties Ltd.	50,064
28,000	Longfor Properties Co Ltd.	60,178
36,234	LSR Group PJSC	103,267
		305,440
	RETAIL - 3.1%
40,000	ANTA Sports Products Ltd.	132,181
2,590	CCC SA	157,260
		289,441
	SEMICONDUCTORS - 9.2%
209	Samsung Electronics Co Ltd.	434,203
1,995	SK Hynix, Inc.	117,522
44,000	Taiwan Semiconductor Manufacturing Co Ltd.	301,578
		853,303
	SOFTWARE - 0.9%
2,300	Momo, Inc. *	85,008

	TELECOMMUNICATIONS - 1.5%
5,400	SK Telecom Co Ltd.	138,618

	TEXTILES - 1.1%
166,000	Texwinca Holdings Ltd.	100,993

	WATER - 1.1%
10,000	Cia de Saneamento Basico do Estado de Sao Paulo	94,902

	TOTAL COMMON STOCK (Cost - $7,038,791)	8,070,871

The accompanying notes are an integral part of these financial statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 3.1%
	EQUITY FUNDS - 3.1%
18,600	Global X MSCI Greece ETF	$188,046
2,900	iShares MSCI India ETF	93,090
	TOTAL EXCHANGE TRADED FUND (Cost - $274,858)	281,136

	SHORT-TERM INVESTMENTS - 3.7%
335,770	Fidelity Treasury Obligations Fund, Institutional Class, 0.83% **	335,770
	TOTAL SHORT-TERM INVESTMENTS (Cost - $335,770)	335,770

	TOTAL INVESTMENTS - 96.1% (Cost - $7,649,419) (a)	$8,687,777
	OTHER ASSETS LESS LIABILITIES - 3.9%	348,590
	NET ASSETS - 100.0%	$9,036,367

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

PLC - Public Liability Company.

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,579,729 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,145,239
Unrealized depreciation:	(37,191)
Net unrealized appreciation:	$1,108,048

As of June 30, 2017, the Fund’s Long-Term Holdings were divided among countries as follows:

Country	Percentage
China	23.4%
South Korea	12.1%
India	9.7%
Russia	4.9%
Taiwan	4.7%
Brazil	4.7%
United States	3.9%
Argentina	3.8%
South Africa	3.7%
Turkey	3.1%
Poland	3.0%
Austria	2.6%
Mexico	2.5%
Jersey	2.0%
Hong Kong	1.9%
Egypt	1.6%
Philippines	1.0%
Hungary	1.0%
Canada	0.9%
Colombia	0.9%
Singapore	0.5%
Great Britain	0.4%
Total Long-Term Holdings:	92.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 94.7%
	AEROSPACE/DEFENSE - 3.0%
2,900	Triumph Group, Inc.	$91,640

	AUTO PARTS & EQUIPMENT - 2.6%
6,600	Titan International, Inc.	79,266

	BANKS - 2.8%
11,300	Bancorp, Inc. *	85,654

	BUILDING MATERIALS - 2.6%
1,000	US Concrete, Inc. *	78,550

	CHEMICALS - 4.7%
2,100	Chemours Co.	79,632
3,600	Kronos Worldwide, Inc.	65,592
		145,224
	COMMERCIAL SERVICES - 9.9%
1,300	INC Research Holdings, Inc. *	76,050
400	LendingTree, Inc. *	68,880
4,000	MoneyGram International,Inc. *	69,000
2,700	Weight Watchers International, Inc. *	90,234
		304,164
	COMPUTERS - 4.3%
2,600	Engility Holdings, Inc. *	73,840
2,500	Stratasys Ltd. *	58,275
		132,115
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
4,400	General Cable Corp.	71,940
600	Universal Display Corp.	65,550
		137,490
	ELECTRONICS - 4.2%
1,000	Applied Optoelectronics, Inc. *	61,790
5,300	KEMET Corp. *	67,840
		129,630
	ENGINEERING & CONSTRUCTION - 1.8%
1,200	MasTec, Inc. + *	54,180

	HEALTHCARE-PRODUCTS - 3.5%
6,200	OraSure Technologies, Inc. + *	107,012

	HEALTHCARE-SERVICES - 2.3%
3,100	Surgery Partners, Inc. *	70,525

	HOME BUILDING - 3.1%
2,700	Winnebago Industries, Inc.	94,500

	INSURANCE- 2.7%
11,300	Citizens, Inc., Class A + *	83,394

The accompanying notes are an integral part of these financial statements.

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 94.7% (Continued)
	INTERNET - 2.3%
4,600	FireEye, Inc. *	$69,966

	IRON/STEEL - 2.9%
3,500	Schnitzer Steel Industries, Inc.	88,200

	MACHINERY-CONSTRUCTION & MINING - 2.0%
1,800	DXP Enterprises, Inc. *	62,100

	MEDIA - 2.7%
6,300	tronc, Inc. *	81,207

	MINING - 2.1%
1,800	US Silica Holdings, Inc.	63,882

	OIL & GAS - 10.6%
6,400	Alon USA Partners LP	67,072
3,300	CVR Energy, Inc.	71,808
3,500	Unit Corp. *	65,555
2,400	Exterran Corp. *	64,080
3,400	MRC Global, Inc. *	56,168
		324,683
	PHARMACEUTICALS - 7.1%
5,900	Corcept Therapeutics, Inc. *	69,620
5,900	Nature’s Sunshine Products, Inc.	78,175
6,700	Sucampo Pharmaceuticals, Inc. *	70,350
		218,145
	REITS - 2.2%
2,400	CoreCivic, Inc.	66,192

	RETAIL - 6.2%
8,100	EZCORP, Inc. *	62,370
5,000	Finish Line, Inc.	70,850
4,700	Zumiez, Inc. *	58,045
		191,265
	TRANSPORTATION - 4.6%
5,000	USD Partners LP	56,250
1,300	XPO Logistics, Inc. *	84,019
		140,269

	TOTAL COMMON STOCK (Cost - $2,758,180)	2,899,253

	SHORT-TERM INVESTMENTS - 5.4%
166,647	Fidelity Treasury Obligations Fund, Institutional Class, 0.83% **	166,647
	TOTAL SHORT-TERM INVESTMENTS (Cost - $166,647)	166,647

	TOTAL INVESTMENTS - 100.1% (Cost - $2,924,827) (a)	$3,065,900
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,472)
	NET ASSETS - 100.0%	$3,063,428

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, is $3,035,966 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$252,062
Unrealized depreciation:	(222,128)
Net unrealized appreciation:	$29,934

The accompanying notes are an integral part of these financial statements.

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 96.6%
	ADVERTISING - 1.5%
3,000	Omnicom Group, Inc.	$248,700

	AEROSPACE/DEFENSE - 1.9%
1,150	Lockheed Martin Corp.	319,251

	AGRICULTURE- 3.8%
3,000	Philip Morris International, Inc.	352,350
4,600	Universal Corp.	297,620
		649,970
	AIRLINES - 0.7%
2,500	Hawaiian Holdings, Inc. *	117,375

	AUTO PARTS & EQUIPMENT - 8.8%
17,500	American Axle & Manufacturing Holdings, Inc. *	273,000
14,000	Dana, Inc.	312,620
1,900	Lear Corp.	269,952
5,000	Tenneco, Inc.	289,150
4,100	Delphi Automotive PLC	359,365
		1,504,087
	BANKS - 10.9%
6,500	Bank of New York Mellon Corp.	331,630
4,200	Commerce Bancshares, Inc.	238,686
5,750	East West Bancorp, Inc.	336,835
1,900	PNC Financial Services Group, Inc.	237,253
5,900	Sandy Spring Bancorp, Inc.	239,894
30,000	TrustCo Bank Corp. NY	232,500
4,500	US Bancorp.	233,640
		1,850,438
	CHEMICALS - 3.2%
5,000	Cabot Corp.	267,150
3,300	Terra Nitrogen Co LP	283,338
		550,488
	COAL - 2.5%
9,000	Alliance Holdings GP LP	213,300
11,500	Alliance Resource Partners LP	217,350
		430,650
	COMMERCIAL SERVICES - 7.3%
18,000	EVERTEC, Inc.	311,400
7,900	Forrester Research, Inc.	309,285
2,600	ManpowerGroup, Inc.	290,290
2,300	S&P Global, Inc.	335,777
		1,246,752
	COMPUTERS - 4.7%
1,800	Apple, Inc.	259,236
14,500	HP, Inc.	253,460
8,400	NeuStar, Inc. *	280,140
		792,836
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
1,400	Diamond Hill Investment Group, Inc.	279,160
6,300	Lazard Ltd.	291,879
		571,039
	ELECTRONICS - 1.9%
11,000	Corning, Inc.	330,550

	FOOD SERVICES - 1.7%
6,900	Aramark	282,762

	GAS - 0.8%
3,000	UGI Corp.	145,230

	HEALTHCARE-SERVICES - 3.2%
4,000	DaVita, Inc. *	259,040
5,800	HealthSouth Corp.	280,720
		539,760
	HOME BUILDING - 1.6%
110	NVR, Inc. *	265,167

The accompanying notes are an integral part of these financial statements.

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 96.6% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 3.8%
2,350	Kimberly-Clark Corp.	$303,409
5,000	Toro Co.	346,450
		649,859
	INSURANCE - 5.2%
5,600	Athene Holding Ltd. *	277,816
2,400	Reinsurance Group of America, Inc.	308,136
6,300	Unum Group	293,769
		879,721
	MISCELLANEOUS MANUFACTURING - 7.7%
7,200	Donaldson Co, Inc.	327,888
2,350	Illinois Tool Works, Inc.	336,638
1,700	3M Co.	353,923
4,200	Trinseo SA	288,540
		1,306,989
	OFFICE FURNISHINGS - 1.8%
18,500	Kimball International, Inc.	308,765

	PACKAGING & CONTAINERS - 1.7%
4,900	Crown Holdings, Inc. *	292,334

	PHARMACEUTICALS - 1.8%
4,200	AbbVie, Inc.	304,542

	REAL ESTATE OPERATIONS/DEVELOPMENT - 4.1%
23,500	Forestar Group, Inc. *	403,025
6,000	RMR Group, Inc.	291,900
		694,925
	RETAIL - 3.7%
6,900	Best Buy Co, Inc.	395,577
4,000	Ross Stores, Inc.	230,920
		626,497
	SAVINGS & LOANS - 1.4%
7,300	Washington Federal, Inc.	242,360

	SEMICONDUCTORS - 4.9%
8,600	Applied Materials, Inc.	355,266
2,600	KLA-Tencor Corp.	237,926
1,700	Lam Research Corp.	240,431
		833,623
	SOFTWARE - 2.6%
1,750	Ebix, Inc.	94,325
3,300	Jack Henry & Associates, Inc.	342,771
		437,096

	TOTAL COMMON STOCK (Cost $15,720,851)	16,421,765

	SHORT-TERM INVESTMENTS - 3.3%
562,770	Federated Treasury Obligations Fund, Institutional Class, 0.83% **	562,770
	TOTAL SHORT-TERM INVESTMENTS (Cost $562,770)	562,770

	TOTAL INVESTMENTS (Cost $16,283,620) - 99.9% (a)	16,984,535
	OTHER ASSETS LESS LIABILITIES - 0.1%	13,935
	NET ASSETS - 100.0%	$16,998,470

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,275,240 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,125,028
Unrealized depreciation:	(415,733)
Net unrealized appreciation:	$709,295

The accompanying notes are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	MUTUAL FUNDS - 66.5%
	ASSET ALLOCATION FUNDS - 15.1%
313,599	Rational Risk Managed Emerging Markets Fund, Institutional Class +	$2,116,791

	DEBT FUNDS - 20.5%
62,002	AlphaCentric Income Opportunities Fund, Institutional Class +	729,768
160,617	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	1,538,709
32,262	Catalyst Insider Income Fund, Institutional Class +	299,073
32,089	Catalyst/Princeton Floating Rate Income Fund, Institutional Class +	299,073
		2,866,623
	EQUITY FUND - 30.9%
56,989	Catalyst Dynamic Alpha Fund, Institutional Class +	1,126,677
144,464	Catalyst MLP & Infrastructure Fund, Institutional Class +	908,681
254,653	Rational Defensive Growth Fund, Institutional Class +	970,228
157,599	Rational Dividend Capture Fund, Institutional Class +	1,330,136
		4,335,722

	TOTAL MUTUAL FUNDS (Cost - $9,214,147)	9,319,136

	EXCHANGE TRADED FUNDS - 29.0%
	EQUITY FUND - 29.0%
58,183	Ecological Strategy ETF +	2,127,320
51,069	US Equity Rotation Strategy ETF +	1,941,643
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,918,358)	4,068,963

	SHORT-TERM INVESTMENTS - 3.9%
552,552	Fidelity Treasury Obligations Fund, Institutional Class, 0.83% **	552,552
	TOTAL SHORT-TERM INVESTMENTS (Cost - $552,552)	552,552

	TOTAL INVESTMENTS - 99.4% (Cost - $12,685,057) (a)	$13,940,651
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	80,149
	NET ASSETS - 100.0%	$14,020,800

ETF - Exchange Traded Fund.

+	Investment in affiliate.

*	Rate shown represents the rate at June 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for tax purposes is $13,207,785 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,961,932
Unrealized depreciation:	(1,229,066)
Net unrealized appreciation:	$732,866

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC MOMENTUM FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 81.0%
22,744,807	Fidelity Institutional Government Portfolio , Institutional Class, 0.85% ** + (Cost - $22,744,807)	$22,744,807

	TOTAL INVESTMENTS - 81.0% (Cost - $22,744,807) (a)	$22,744,807
	OTHER ASSETS LESS LIABILITIES - 19.0%	5,351,099
	NET ASSETS - 100.0%	$28,095,906

**	Rate shown represents the rate at June 30, 2017, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the RDMF Fund Limited CFC.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $22,744,807 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 1.6%
51	3M Co.	1,064,574	September 2017	$62,901
142	Abbott Laboratories	692,108	September 2017	75,149
6	Alphabet, Inc.	559,278	September 2017	(13,815)
125	Altria Group, Inc.	933,375	September 2017	50,048
6	Amazon.Com, Inc.	582,330	August 2017	5,484
62	Apple, Inc.	895,280	September 2017	(53,352)
88	AT&T, Inc.	332,904	September 2017	139
183	Bank Of America Corp.	445,056	September 2017	22,264
58	Brazil Real Future	1,743,190	August 2017	11,310
46	Chevron Corp.	481,160	September 2017	(5,315)
141	Cisco Systems, Inc.	442,458	September 2017	(41,661)
88	Citigroup, Inc.	590,128	September 2017	55,638
175	Coca-Cola Co.	786,975	September 2017	1,973
258	Comcast Corp.	1,006,716	September 2017	15,300
31	Conocophillips	136,648	September 2017	(10,068)
30	Copper Future +	2,033,250	September 2017	51,750
32	Fedex Corp.	697,216	September 2017	90,343
35	Halliburton Co.	149,870	September 2017	(14,078)
62	Home Depot, Inc.	953,560	September 2017	(20,495)
99	Intel Corp.	334,917	September 2017	(18,329)
83	JPMorgan Chase & Co.	760,612	September 2017	49,964
12	Lean Hogs Future +	402,000	August 2017	5,790
40	Live Cattle Future +	1,860,800	August 2017	(59,780)
87	Mcdonalds Corp.	1,335,972	September 2017	53,902
93	Mexican Peso Future	2,533,785	September 2017	13,135
83	Microsoft Corp.	573,613	September 2017	2,947
19	New Zealand $ Future	1,389,660	September 2017	21,945
148	Oracle Corp.	743,996	September 2017	87,595
16	Palladium Future +	1,338,640	September 2017	108,720
69	PepsiCo, Inc.	798,951	September 2017	11,561
4	Priceline Group, Inc.	750,176	September 2017	25,979
58	Procter & Gamble Co.	506,804	September 2017	6,231
52	Russian Ruble Future	2,171,650	September 2017	(71,500)
1	Silver Future +	83,135	September 2017	165
63	Southern Co.	302,463	September 2017	(25,627)
128	Starbucks Corp.	748,288	September 2017	(26,079)
108	Wal-Mart Stores, Inc.	819,504	September 2017	(18,770)
49	Walt Disney Co.	521,997	September 2017	(2,356)
	Net Unrealized Gain From Open Long Futures Contracts			$449,008

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC MOMENTUM FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Long / (Short)		Underlying Face		Unrealized
Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - (0.1)%
(69)	Bank Accept Future	(13,092,573)	March 2018	$1,328
(6)	Biogen Idec, Inc.	(163,242)	September 2017	(11,841)
(17)	Bristol-Myer	(94,979)	September 2017	(2,354)
(57)	Cocoa Future +	(1,105,800)	September 2017	57,000
(24)	Coffee ‘C’ Future +	(1,131,300)	September 2017	15,544
(60)	Gilead Sciences	(425,820)	September 2017	(34,057)
(30)	Nike, Inc.	(177,480)	September 2017	(19,802)
(17)	NY Harbor ULSD Future +	(1,058,933)	August 2017	(38,270)
(5)	Platinum Future +	(231,600)	October 2017	(1,775)
(38)	Soybean Future +	(1,814,025)	November 2017	(52,250)
(24)	Sugar #11 (World) +	(371,213)	October 2017	19,354
(25)	US 10YR Note (CBT)	(3,138,281)	September 2017	8,399
(25)	US 2YR Note (CBT)	(5,402,734)	September 2017	8,047
(44)	US 5YR Note (CBT)	(5,184,781)	September 2017	13,748
(15)	USD/CNH PH Future	(1,507,997)	September 2017	2,319
(76)	Verizon Communications, Inc.	(340,328)	September 2017	2,190
	Net Unrealized Loss From Open Short Futures Contracts			$(32,420)
	Total Unrealized Gain/Loss from Open Futures Contracts			$416,588

+	All or a portion of this investment is a holding of the RDMF Fund, Ltd.

The accompanying notes are an integral part of these financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 89.9%
	AEROSPACE/DEFENSE - 0.4%
300	Lockheed Martin Corp. +	$83,283

	APPAREL - 3.4%
7,600	Hanesbrands, Inc. +	176,016
8,600	NIKE, Inc. +	507,400
		683,416
	AUTO MANUFACTURERS - 1.4%
7,900	General Motors Co. +	275,947

	AUTO PARTS & EQUIPMENT - 1.1%
1,500	Lear Corp. +	213,120

	BANKS - 11.0%
12,300	Bank of America Corp. +	298,398
6,100	Bank of New York Mellon Corp. +	311,222
3,100	Citigroup, Inc. +	207,328
1,100	Goldman Sachs Group, Inc.+	244,090
5,600	JPMorgan Chase & Co. +	511,840
4,600	US Bancorp +	238,832
7,400	Wells Fargo & Co. +	410,034
		2,221,744
	BIOTECHNOLOGY - 2.3%
1,100	Amgen, Inc. +	189,453
400	Biogen, Inc. * +	108,544
1,200	Celgene Corp. * +	155,844
		453,841
	BUILDING MATERIALS - 0.9%
4,400	Johnson Controls International PLC +	190,784

	CHEMICALS - 2.2%
3,000	Dow Chemical Co. +	189,210
3,000	LyondellBasell Industries NV +	253,170
		442,380
	COMPUTERS - 5.1%
2,900	Accenture PLC +	358,672
2,900	Apple, Inc. +	417,658
1,600	International Business Machines Corp. +	246,128
		1,022,458
	COSMETICS/PERSONAL CARE - 2.3%
4,900	Colgate-Palmolive Co. +	363,237
1,100	Procter & Gamble Co. +	95,865
		459,102
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
3,600	American Express Co. +	303,264
1,300	MasterCard, Inc. +	157,885
2,400	Visa, Inc. - Cl. A +	225,072
		686,221
	ELECTRIC - 4.6%
2,900	Dominion Resources, Inc. +	222,227
8,500	Exelon Corp. +	306,595
8,500	Southern Co. +	406,980
		935,802
	ENGINEERING & CONSTRUCTION - 0.4%
1,600	Jacobs Engineering Group, Inc. +	87,024

The accompanying notes are an integral part of these financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 89.9% (Continued)
	FOOD - 1.6%
3,100	General Mills, Inc. +	$171,740
3,500	Mondelez International, Inc. +	151,165
		322,905
	HEALTHCARE-PRODUCTS - 0.9%
1,100	Danaher Corp. +	92,829
1,100	Medtronic PLC +	97,625
		190,454
	HEALTHCARE-SERVICES - 1.0%
2,200	HCA Healthcare, Inc. * +	191,840

	HOME BUILDERS - 1.9%
11,100	DR Horton, Inc. +	383,727

	HOUSEHOLD PRODUCTS/WARES - 1.4%
2,200	Kimberly-Clark Corp. +	284,042

	INSURANCE - 1.9%
1,500	American International Group, Inc. +	93,780
5,200	MetLife, Inc. +	285,688
		379,468
	INTERNET - 6.2%
500	Alphabet, Inc. * +	464,840
400	Amazon.com, Inc. * +	387,200
2,600	Facebook, Inc. - Cl. A * +	392,548
		1,244,588
	MEDIA - 2.3%
500	Charter Communications, Inc. * +	168,425
2,700	Walt Disney Co. +	286,875
		455,300
	MISCELLANEOUS MANUFACTURING - 2.1%
1,200	Eaton Corp. PLC +	93,396
12,000	General Electric Co. +	324,120
		417,516
	OIL & GAS - 6.4%
2,900	Chevron Corp. +	302,557
4,600	Exxon Mobil Corp. +	371,358
3,600	Marathon Petroleum Corp. +	188,388
7,000	Occidental Petroleum Corp. +	419,090
		1,281,393
	OIL & GAS SERVICES - 1.0%
3,000	Schlumberger Ltd.	197,520

	PHARMACEUTICALS - 7.9%
4,900	AbbVie, Inc. +	355,299
1,900	Allergan PLC +	461,871
1,200	Cardinal Health, Inc. +	93,504
3,600	Eli Lilly & Co. +	296,280
6,000	Merck & Co, Inc. +	384,540
		1,591,494
	RETAIL - 7.6%
900	Costco Wholesale Corp. +	143,937
2,300	Dollar General Corp. +	165,807
1,200	Lowe’s Cos, Inc. +	93,036
1,600	PVH Corp. +	183,200
6,800	Walgreens Boots Alliance, Inc. +	532,508
5,300	Wal-Mart Stores, Inc. +	401,104
		1,519,592

The accompanying notes are an integral part of these financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 89.9% (Continued)
	SEMICONDUCTORS - 2.5%
15,100	Intel Corp. +	$509,474

	SOFTWARE - 1.8%
1,200	Citrix Systems, Inc. *	95,496
4,800	Paychex, Inc.	273,312
		368,808
	TELECOMMUNICATIONS - 3.4%
14,100	Cisco Systems, Inc. +	441,330
5,500	Verizon Communications, Inc. +	245,630
		686,960
	TRANSPORTATION - 1.5%
900	Union Pacific Corp. +	98,019
1,800	United Parcel Service, Inc. +	199,062
		297,081

	TOTAL COMMON STOCKS (Cost - $18,274,812)	18,077,284

	SHORT TERM INVESTMENT - 10.4%
2,102,103	Federated Government Obligations Fund - Institutional Class, 0.85% ** (Cost - $2,102,103)	$2,102,103

	TOTAL INVESTMENTS - 100.3% (Cost - $20,376,915) (a)	$20,179,387
	LIABILITIES LESS OTHER ASSETS - (0.3)%	(61,934)
	NET ASSETS - 100.0%	$20,117,453

Contracts ^		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN * - (2.1)%
34	AbbVie, Inc.	7/21/2017 - $72.00	$4,046
15	AbbVie, Inc.	1/19/2018 - $70.00	7,350
29	Accenture PLC	8/18/2017 - $125.00	6,380
12	Allergan PLC	8/18/2017 - $250.00	4,920
7	Allergan PLC	1/19/2018 - $250.00	9,135
5	Alphabet, Inc.	8/18/2017 - $960.00	11,410
2	Amazon.com, Inc.	7/21/2017- $965.00	4,604
1	Amazon.com, Inc.	7/21/2017 - $995.00	911
1	Amazon.com, Inc.	8/18/2017 - $1,020.00	1,900
36	American Express Co.	7/21/2017 - $82.50	9,972
15	American International Group, Inc.	7/21/2017 - $65.00	180
5	Amgen, Inc.	7/21/2017 - $172.50	1,425
6	Amgen, Inc.	8/18/2017 - $175.00	2,370
29	Apple, Inc.	8/18/2017 - $145.00	12,963
41	Bank of America Corp.	7/21/2017 - $24.00	2,952
41	Bank of America Corp.	7/21/2017 - $24.50	1,886
41	Bank of America Corp.	1/19/2018 - $24.00	7,995
61	Bank of New York Mellon Corp.	7/21/2017 - $50.00	12,200
4	BIOGEN, Inc.	7/21/2017 - $285.00	728
12	Cardinal Health, Inc.	7/21/2017 - $80.50	450
12	Celgene Corp.	8/18/2017 - $135.00	3,060
5	Charter Communications, Inc.	7/21/2017 - $345.00	2,500
29	Chevron Corp.	8/18/2017 - $110.00	1,595
41	Cisco Systems, Inc.	7/21/2017 - $32.00	697
41	Cisco Systems, Inc.	8/18/2017 - $33.00	1,148
59	Cisco Systems, Inc.	10/20/2017 - $32.00	5,015
31	Citigroup, Inc.	7/21/2017 - $65.50	6,882
12	Citrix Systems, Inc.	7/21/2017 - $82.50	1,200
24	Colgate-Palmolive Co.	8/18/2017 - $75.00	4,344
25	Colgate-Palmolive Co.	8/18/2017 - $77.50	2,625
9	Costco Wholesale Corp.	7/21/2017 - $160.00	2,493

The accompanying notes are an integral part of these financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Contracts ^		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN * - (2.1)% (Continued)
11	Danaher Corp.	7/21/2017 - $85.00	$1,100
23	Dollar General Corp.	11/17/2017 - $75.00	6,670
29	Dominion Resources, Inc.	7/21/2017 - $80.00	435
15	Dow Chemical Co.	7/21/2017 - $64.00	975
15	Dow Chemical Co.	1/19/2018 - $65.00	4,275
41	DR Horton, Inc.	7/21/2017 - $35.00	2,132
42	DR Horton, Inc.	8/18/2017 - $34.00	6,258
28	DR Horton, Inc.	8/18/2017 - $35.00	2,884
12	Eaton Corp. PLC	10/20/2017 - $77.50	3,960
24	Eli Lilly & Co.	7/21/2017 - $82.50	2,616
12	Eli Lilly & Co.	7/21/2017 - $84.00	666
85	Exelon Corp.	10/20/2017 - $37.00	7,650
29	Exxon Mobil Corp.	8/18/2017 - $85.00	812
26	Facebook, Inc.	8/18/2017 - $150.00	16,666
39	General Electric Co.	7/21/2017 - $29.00	117
81	General Electric Co.	1/19/2018 - $29.00	4,779
31	General Mills, Inc.	7/21/2017 - $57.50	620
79	General Motors Co.	7/21/2017 - $35.00	5,056
11	Goldman Sachs Group, Inc.	7/21/2017 - $230.00	2,123
38	Hanesbrands, Inc.	7/21/2017 - $23.00	2,280
38	Hanesbrands, Inc.	8/18/2017 - $24.00	2,546
22	HCA Healthcare, Inc.	7/21/2017 - $88.00	3,080
40	Intel Corp.	12/15/2017 - $35.00	5,360
111	Intel Corp.	12/15/2017 - $36.00	10,878
16	International Business Machine	7/21/2017 - $155.00	4,352
16	Jacobs Engineering Group, Inc.	7/21/2017 - $55.00	1,360
44	Johnson Controls International	7/21/2017 - $43.00	4,620
11	JPMorgan Chase & Co.	7/21/2017 - $89.00	3,201
28	JPMorgan Chase & Co.	7/21/2017 - $90.00	6,188
17	JPMorgan Chase & Co.	8/18/2017 - $92.50	2,686
22	Kimberly-Clark Corp.	10/20/2017 - $135.00	6,105
7	Lear Corp.	8/18/2017 - $140.00	4,620
8	Lear Corp.	9/15/2017 - $145.00	3,760
3	Lockheed Martin Corp.	7/21/2017 - $285.00	336
3	Lockheed Martin Corp.	9/15/2017 - $280.00	1,980
12	Lowe’s Cos., Inc.	9/15/2017 - $82.50	1,620
15	LyondellBasell Industries	8/18/2017 - $85.00	3,675
15	LyondellBasell Industries	9/15/2017 - $87.50	3,345
36	Marathon Petroleum Corp.	7/21/2017 - $55.00	1,188
13	MasterCard, Inc.	7/21/2017 - $123.00	1,300
11	Medtronic PLC	7/21/2017 - $89.50	737
30	Merck & Co., Inc.	10/20/2017 - $67.50	3,240
30	Merck & Co., Inc.	1/19/2018 - $67.50	5,340
52	MetLife, Inc.	8/18/2017 - $55.00	9,100
35	Mondelez International, Inc.	8/18/2017 - $46.00	2,170
43	NIKE, Inc.	7/21/2017 - $52.50	28,079
43	NIKE, Inc.	7/21/2017 - $55.00	17,845
62	Occidental Petroleum Corp.	8/18/2017 - $62.50	6,014
33	Paychex, Inc.	7/21/2017 - $60.00	231
15	Paychex, Inc.	7/21/2017 - $62.50	30
15	Paychex, Inc.	8/18/2017 - $60.00	450
11	Procter & Gamble Co.	7/21/2017 - $90.00	77
11	Procter & Gamble Co.	8/18/2017 - $90.00	495
16	PVH Corp.	7/21/2017 - $115.00	3,968
56	Snap, Inc.	7/21/2017 - $17.50	4,760
85	Southern Co.	1/19/2018 - $52.50	2,805
11	Texas Instruments, Inc.	7/21/2017 - $80.00	550

The accompanying notes are an integral part of these financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Contracts ^		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN * - (2.1)% (Continued)
9	Union Pacific Corp.	7/21/2017 - $110.00	$1,926
18	United Parcel Service, Inc.	7/21/2017 - $111.00	3,618
10	US Bancorp USB	7/21/2017 - $51.50	1,150
36	US Bancorp USB	1/19/2018 - $55.00	5,040
55	Verizon Communicatons, Inc.	8/18/2017 - $48.00	550
24	Visa, Inc.	7/21/2017 - $95.00	3,000
28	Walgreens Boots Alliance, Inc.	7/21/2017 - $82.50	476
40	Walgreens Boots Alliance, Inc.	10/20/2017 - $82.50	6,720
53	Wal-Mart Stores, Inc.	8/18/2017 - $77.50	5,300
9	Walt Disney Co.	7/21/2017 - $107.00	540
18	Walt Disney Co.	8/18/2017 - $105.00	5,940
20	Wells Fargo & Co.	7/21/2017 - $285.00	2,680
36	Wells Fargo & Co.	8/18/2017 - $55.00	6,408
18	Wells Fargo & Co.	1/19/2018 - $55.00	6,138
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $436,614) (a)		$414,987

PLC - Public Limited Company

+	All or a portion

*	Non-income producing securities.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is $19,987,872 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$363,184
Unrealized depreciation:	(586,656)
Net unrealized depreciation:	$(223,472)

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2017

	Rational	Rational Risk	Rational	Rational	Rational		Rational	Rational
	Dividend Capture	Managed Emerging	Real Strategies	Defensive Growth	Strategic Allocation		Dynamic Momentum	Iron Horse
	Fund	Markets Fund	Fund	Fund	Fund		Fund	Fund
							(Consolidated)
ASSETS:
Investments in Unaffiliated securities, at cost	$43,795,047	$7,649,419	$2,924,827	$16,283,620	$552,552		$22,744,807	$20,376,915
Investments in Affiliated securities, at cost	—	—	—	—	12,132,505		—	—
Total Securities at Cost	43,795,047	7,649,419	2,924,827	16,283,620	12,685,057		22,744,807	20,376,915

Investments in Unaffiliated securities, at value	$42,954,537	$8,687,777	$3,065,900	$16,984,535	$552,552		$22,744,807	$20,179,387
Investments in Affiliated securities, at value	—	—	—	—	13,388,099		—	—
Total Securities at Value	$42,954,537	$8,687,777	$3,065,900	$16,984,535	$13,940,651		$22,744,807	$20,179,387
Cash	3,456	—	—	—	—		—	—
Receivable for securities sold	2,509,006	252,070	—	—	117,296		—	599,953
Receivable for Fund shares sold	24,767	286	1,775	678	476		—	87,330
Dividends and interest receivable	340,430	41,646	1,254	20,816	161		11,300	22,910
Foreign Cash ($3,737)	—	3,706	—	—	—		—	—
Net unrealized appreciation from open futures contracts	183,040	—	—	—	—		958,162	—
Due from Advisor	—	7,766	8,588	1,791	6,665		—	—
Deposits with Brokers	2,180,456	—	—	—	—		4,974,517	279,526
Tax reclaims receivable	—	242,792	—	39,786	—		—	—
Prepaid expenses and other assets	40,502	18,036	24,838	33,543	5,043		26,357	11,388
Total Assets	48,236,194	9,254,079	3,102,355	17,081,149	14,070,292		28,715,143	21,180,494

LIABILITIES:
Options written (premiums received $0, $0, $0, $0, $0, $0,436,614)	—	—	—	—	—		—	414,987
Management fees payable	5,910	—	—	—	—		24,427	10,716
Net unrealized depreciation from open futures contracts	—	—	—	—	—		541,574	—
Due to custodian	—	—	—	—	—		6,025	—
Trustee fees payable	1,010	1,000	995	1,017	984		1,080	1,511
Payable for securities purchased	339,444	172,287	—	—	—		—	585,744
Payable for Fund shares redeemed	26,568	—	6,486	—	—		—	17,393
Payable to related parties	2,567	1,959	583	1,525	1,224		1,384	2,212
Shareholder services fees payable	236,816	22,883	17,147	59,047	32,835		35,029	8,648
Accrued 12b-1 fees	6,004	3,018	123	8,357	6,198		383	2,878
Accrued expenses and other liabilities	14,100	16,565	13,593	12,733	8,251		9,335	18,952
Total Liabilities	632,419	217,712	38,927	82,679	49,492		619,237	1,063,041

Net Assets	$47,603,775	$9,036,367	$3,063,428	$16,998,470	$14,020,800		$28,095,906	$20,117,453

NET ASSETS CONSIST OF:
Paid in capital	$48,836,919	$7,629,308	$20,310,429	$13,494,636	$13,853,115		$28,775,446	$20,689,983
Undistributed net investment income (loss)	2,605,908	19,159	72,638	64,210	119,285		(246,714)	9,378
Accumulated net realized gain (loss) on investments, foreign currency contracts, futures and options written	(3,181,582)	383,808	(17,460,712)	2,744,918	(1,207,194)		(907,513)	(406,007)
Net unrealized appreciation (depreciation) on investments, foreign currency contracts, futures and options written	(657,470)	1,004,092	141,073	694,706	1,255,594		474,687	(175,901)
Net Assets	$47,603,775	$9,036,367	$3,063,428	$16,998,470	$14,020,800		$28,095,906	$20,117,453

Institutional Shares
Net Assets	$15,528,298	$4,788,734	$2,447,473	$2,451,454	$271,099		$27,636,259	$8,810,974
Shares of beneficial interest outstanding (a)	1,838,791	709,812	526,953	642,682	27,734		1,162,170	838,349
Net asset value per share	$8.44	$6.75	$4.64	$3.81	$9.77		$23.78	$10.51

Class A shares
Net Assets	$29,536,443	$4,208,401	$614,994	$14,294,976	$13,748,611		$114,490	$11,305,468
Shares of beneficial interest outstanding (a)	3,502,891	627,281	131,008	4,904,425	1,402,279		4,826	1,078,008
Net asset value and redemption price per share	$8.43	$6.71	$4.69	$2.91	$9.80		$23.72	$10.49
Maximum offering price per share (b)	$8.85	$7.04	$4.93	$3.06	$10.29		$24.91	$11.01

Class C shares
Net Assets	$2,539,034	$39,232	$961	$252,040	$1,090		$345,157	$1,011
Shares of beneficial interest outstanding (a)	301,842	5,887	206	92,340	111		14,610	97
Net asset value, offering price and redemption price per share (c)	$8.41	$6.66	$4.67	$2.73	$9.79	(d)	$23.62	$10.47 (d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding Rational Dynamic Momentum and Iron Horse Funds which imposes 5.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2017

	Rational	Rational Risk	Rational	Rational	Rational	Rational	Rational
	Dividend Capture	Managed Emerging	Real Strategies	Defensive Growth	Strategic Allocation	Dynamic Momentum	Iron Horse
	Fund	Markets Fund	Fund	Fund	Fund	Fund	Fund
						(Consolidated)
Investment Income:
Dividend income	$1,698,436	143,323	$33,538	$163,056	$—	$—	$86,985
Interest income	21,606	775	2,601	1,328	6,657	51,375	2,716
Dividend income - affiliated companies (Note 3)	—	—	—	—	123,608	—	—
Foreign tax withheld	—	(17,980)	—	—	—	—	—
Total Investment Income	1,720,042	126,118	36,139	164,384	130,265	51,375	89,701

Operating Expenses:
Investment management fees	250,851	46,376	12,392	68,348	7,264	182,700	54,897
12b-1 Fees - Class A Shares	40,021	5,209	932	18,700	17,928	128	5,730
12b-1 Fees - Class C Shares	9,925	171	7	1,585	7	736	2
Shareholder Services - Institutional Shares	41,114	6,351	3,197	3,686	330	25,787	3,219
Shareholder Services - Class A Shares	40,021	5,209	932	18,701	17,928	128	4,392
Administration fees	44,363	11,300	5,070	14,867	11,384	17,810	12,800
MFund Services fees	25,252	5,650	3,609	8,707	7,445	9,546	3,906
Compliance officer fees	4,899	5,775	3,332	3,514	3,452	5,805	2,943
Registration fees	28,663	17,682	12,800	19,411	3,943	8,441	9,972
Audit fees	5,218	6,447	6,447	5,461	5,218	6,701	5,296
Custody fees	4,533	24,560	3,743	2,481	2,509	2,480	1,458
Printing expense	12,506	2,490	2,491	4,959	2,480	6,487	2,644
Trustees’ fees	3,463	4,532	6,558	3,463	3,463	3,463	1,896
Legal fees	5,417	4,959	4,959	4,959	4,959	5,069	2,704
Insurance expense	12,893	3,571	3,272	6,000	4,165	11	75
Miscellaneous expense	1,003	1,003	3,732	1,003	1,003	1,003	1,246
Total Operating Expenses	530,142	151,285	73,473	185,845	93,478	276,295	113,180
Less: Expenses waived/reimbursed by Advisor	(149,101)	(87,731)	(54,823)	(74,922)	(42,669)	(68,998)	(32,377)
Net Operating Expenses	381,041	63,554	18,650	110,923	50,809	207,297	80,803

Net Investment Income (Loss)	1,339,001	62,564	17,489	53,461	79,456	(155,922)	8,898

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,236,173	728,088	(1,046,069)	2,040,452	(9,035)	—	544,975
Affiliated companies	—	—	—	—	(56,518)	—	—
Options written	—	—	71,011	—	—	—	(63,450)
Futures	(1,053,244)	—	—	—	—	(897,511)	—
Foreign currency transactions	—	(284,691)	—	—	—	(8,179)	—
Net Realized Gain (Loss)	1,182,929	443,397	(975,058)	2,040,452	(65,553)	(905,690)	481,525

Net change in unrealized appreciation (depreciation) on:
Investments	(2,955,945)	900,127	772,583	(1,938,517)	13,486	—	(271,896)
Affiliated companies	—	—	(121,230)	—	649,292	—	—
Options written	—	—	(8,922)	—	—	—	13,810
Futures	183,040	—	—	—	—	568,048	—
Foreign currency translations	—	127,388	—	2,741	—	(7,017)	—
Net Change in Unrealized Appreciation (Depreciation)	(2,772,905)	1,027,515	642,431	(1,935,776)	662,778	561,031	(258,086)

Net Realized and Unrealized Gain (Loss) on Investments	(1,589,976)	1,470,912	(332,627)	104,676	597,225	(344,659)	223,439

Net Increase (Decrease) in Net Assets Resulting From Operations	$(250,975)	$1,533,476	$(315,138)	$158,137	$676,681	$(500,581)	$232,337

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Dividend Capture Fund		Rational Risk Managed Emerging Markets Fund		Rational Real Strategies Fund

	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2017	Year Ended	June 30, 2017	Year Ended	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016	(Unaudited)	December 31, 2016	(Unaudited)	December 31, 2016
Operations:
Net investment income (loss)	$1,339,001	$2,830,356	$62,564	$(212,492)	$17,489	$81,842
Net realized gain (loss) on investments, foreign currency transactions and options	1,182,929	(4,187,141)	443,397	968,146	(975,058)	381,192
Net change in unrealized appreciation (depreciation) on investments, foreign currency and options	(2,772,905)	6,105,694	1,027,515	(1,132,637)	642,431	249,880
Net increase (decrease) in net assets resulting from operations	(250,975)	4,748,909	1,533,476	(376,983)	(315,138)	712,914

Distributions to Shareholders from:
Net investment income
Institutional Class	(487,272)	(1,497,848)	—	—	(6,180)	(577,528)
Class A	(462,841)	(950,449)	—	—	—	(117,123)
Class C	(26,397)	(42,493)	—	—	—	(123)
Net realized gains
Institutional Class	—	(126,654)	—	(640,409)	—	—
Class A	—	(85,917)	—	(478,604)	—	—
Class C	—	(4,420)	—	(111)	—	—
Return of Capital
Institutional Class	—	—	—	(64,921)	—	—
Class A	—	—	—	(37,642)	—	—
Class C	—	—	—	(7)	—	—

Total distributions to shareholders	(976,510)	(2,707,781)	—	(1,221,694)	(6,180)	(694,774)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	5,785,505	6,871,847	212,367	2,792,999	317,984	3,774,656
Class A	5,115,519	3,237,766	346,671	1,774,709	33,369	193,120
Class C	1,459,615	336,667	35,000	1,000	—	1,000
Reinvestment of distributions
Institutional Class	295,772	1,039,675	—	578,407	6,180	522,301
Class A	382,837	892,461	—	470,194	—	97,912
Class C	17,041	33,636	—	118	—	123
Cost of shares redeemed
Institutional Class	(37,683,326)	(19,180,606)	(1,500,764)	(2,681,735)	(2,396,317)	(5,647,237)
Class A	(7,481,689)	(12,403,856)	(997,092)	(1,913,922)	(288,581)	(259,361)
Class C	(527,263)	(1,098,177)	—	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(32,635,989)	(20,270,587)	(1,903,818)	1,021,770	(2,327,365)	(1,317,486)

Total Increase (Decrease) in Net Assets	(33,863,474)	(18,229,459)	(370,342)	(576,907)	(2,648,683)	(1,299,346)

Net Assets:
Beginning of year/period	81,467,249	99,696,708	9,406,709	9,983,616	5,712,111	7,011,457
End of year/period*	$47,603,775	$81,467,249	$9,036,367	$9,406,709	$3,063,428	$5,712,111
Includes undistributed net investment income (loss) at end of year of:	$2,605,908	$2,243,417	$19,159	$(43,405)	$72,638	$61,329

Share Activity:
Institutional Class
Shares Sold	672,221	793,726	34,720	418,492	70,474	727,005
Shares Reinvested	34,211	120,448	—	99,042	1,163	100,442
Shares Redeemed	(4,372,726)	(2,280,057)	(239,175)	(414,092)	(472,753)	(1,019,337)
Net increase (decrease) in shares of Beneficial interest	(3,666,294)	(1,365,883)	(204,455)	103,442	(401,116)	(191,890)

Class A
Shares Sold	591,188	373,110	56,624	272,218	7,057	35,105
Shares Reinvested	44,505	103,521	—	80,789	—	18,650
Shares Redeemed	(872,620)	(1,452,892)	(161,972)	(288,744)	(62,737)	(47,469)
Net increase (decrease) in shares of Beneficial interest	(236,927)	(976,261)	(105,348)	64,263	(55,680)	6,286

Class C
Shares Sold	169,138	35,000	5,715	—	—	9,844
Shares Reinvested	1,990	—	—	—	—	—
Shares Redeemed	(61,349)	—	—	—	—	(153,029)
Net increase (decrease) in shares of Beneficial interest	109,779	35,000	5,715	—	—	(143,185)

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

					Rational Dynamic
	Rational Defensive Growth Fund		Rational Strategic Allocation Fund		Momentum Fund (a)
					(Consolidated)
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2017	Year Ended	June 30, 2017	Year Ended	June 30, 2017	Period Ended
	(Unaudited)	December 31, 2016	(Unaudited)	December 31, 2016	(Unaudited)	December 31, 2016
Operations:
Net investment income (loss)	$53,461	$223,099	$79,456	$292,382	$(155,922)	$(66,745)
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	2,040,452	2,076,026	(65,553)	(498,680)	(905,690)	(203,392)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	(1,935,776)	(1,461,625)	662,778	1,416,439	561,031	(145,184)
Net increase (decrease) in net assets resulting from operations	158,137	837,500	676,681	1,210,141	(500,581)	(415,321)

Distributions to Shareholders:
Net investment income
Institutional Class	—	(39,452)	(1,348)	(3,057)	—	—
Class A	—	(173,451)	(51,103)	(316,957)	—	—
Class C	—	(1,853)	—	(9)	—	—
Net realized gains
Institutional Class	—	(846,843)	—	(19,536)	—	—
Class A	—	(4,627,281)	—	(1,379,546)	—	—
Class C	—	(127,229)	—	(98)	—	—

Total distributions to shareholders	—	(5,816,109)	(52,451)	(1,719,203)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	65,592	783,633	—	253,444	13,245,469	15,498,489
Class A	957,921	1,115,072	167,945	610,909	162,316	1,000
Class C	9,844	17,563	—	1,000	331,650	21,000
Reinvestment of distributions
Institutional Class	—	782,223	—	22,594	—	—
Class A	—	4,733,911	49,208	1,645,210	—	—
Class C	—	128,295	—	107	—	—
Cost of shares redeemed
Institutional Class	(1,088,034)	(10,655,676)	—	—	(205,771)	—
Class A	(2,971,306)	(6,668,849)	(1,903,624)	(4,001,961)	(42,345)	—
Class C	(153,029)	(404,413)	—	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,179,012)	(10,168,241)	(1,686,471)	(1,468,697)	13,491,319	15,520,489

Total Increase (Decrease) in Net Assets	(3,020,875)	(15,146,850)	(1,062,241)	(1,977,759)	12,990,738	15,105,168

Net Assets:
Beginning of year/period	20,019,345	35,166,195	15,083,041	17,060,800	15,105,168	—
End of year/period*	$16,998,470	$20,019,345	$14,020,800	$15,083,041	$28,095,906	$15,105,168
Includes undistributed net investment income (loss) at end of year/period of:	$64,210	$10,749	$119,285	$92,280	$(246,714)	$(90,792)

Share Activity:
Institutional Class
Shares Sold	17,369	167,578	—	25,350	550,706	619,976
Shares Reinvested	—	204,236	—	2,384	—	—
Shares Contributed	—	—	—	—	—	—
Shares Redeemed	(286,812)	(2,331,440)	—	—	(8,512)	—
Net increase (decrease) in shares of Beneficial interest	(269,443)	(1,959,626)	—	27,734	542,194	619,976

Class A
Shares Sold	330,888	331,437	17,409	62,088	6,546	40
Shares Reinvested	—	1,615,669	5,041	172,682	—	—
Shares Redeemed	(1,026,515)	(1,771,112)	(196,767)	(402,603)	(1,760)	—
Net increase (decrease) in shares of Beneficial interest	(695,627)	175,994	(174,317)	(167,833)	4,786	40

Class C
Shares Sold	3,584	4,709	—	100	13,753	856
Shares Reinvested	—	46,653	—	11	—	—
Shares Redeemed	(56,448)	(113,756)	—	—	—	—
Net increase (decrease) in shares of Beneficial interest	(52,864)	(62,394)	—	111	13,753	856

(a)	The Rational Dynamic Momentum Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational Iron Horse Fund

	Period Ended
	June 30, 2017	Year Ended	Year Ended
	(Unaudited)	March 31, 2017	March 31, 2016
Operations:
Net investment income (loss)	$8,898	$56,340	$156,630
Net realized gain (loss) on investments, affiliated companies and futures	481,525	1,156,779	(1,245,415)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies and futures	(258,086)	(426,936)	1,025,992
Net increase (decrease) in net assets resulting from operations	232,337	786,183	(62,793)

Distributions to Shareholders:
Net investment income
Institutional Class	—	(24,918)	(705,230)
Class A	—	(22,982)	(284,752)
Net realized gains
Institutional Class	—	(18,085)	(132,732)
Class A	—	(4,175)	(40,314)
From return of capital:
Institutional Class	—	(105,653)	—
Class A	—	(97,445)	—

Total distributions to shareholders	—	(273,258)	(1,163,028)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	1,625,725	3,171,859	4,920,676
Class A	7,813,508	1,028,585	1,377,025
Class C (a)	1,000	—
Reinvestment of distributions
Institutional Class	—	145,704	792,606
Class A	—	122,367	317,470
Cost of shares redeemed
Institutional Class	(1,523,196)	(4,481,169)	(23,520,458)
Class A	(358,950)	(5,688,374)	(5,560,568)
Net increase (decrease) in net assets from share transactions of beneficial interest	7,558,087	(5,701,028)	(21,673,249)

Total Increase (Decrease) in Net Assets	7,790,424	(5,188,103)	(22,899,070)

Net Assets:
Beginning of year/period	12,327,029	17,515,132	40,414,202
End of year/period*	$20,117,453	$12,327,029	$17,515,132
Includes undistributed net investment income (loss) at end of year/period of:	$9,378	$10,749

Share Activity:
Institutional Class
Shares Sold	155,682	313,182	490,528
Shares Reinvested	—	14,601	80,378
Shares Redeemed	(145,970)	(442,582)	(2,393,014)
Net increase (decrease) in shares of Beneficial interest	9,712	(114,799)	(1,822,108)

Class A
Shares Sold	752,028	101,646	137,045
Shares Reinvested	—	12,274	32,125
Shares Redeemed	(34,353)	(565,216)	(554,710)
Net increase (decrease) in shares of Beneficial interest	717,675	(451,296)	(385,540)

Class C (a)
Shares Sold	97	—	—
Shares Reinvested	—	—	—
Shares Redeemed	—	—	—
Net increase in shares of Beneficial interest	97	—	—

(a)	Class C launched April 7, 2017

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dividend Capture Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class
For the	For the	For the	For the	For the
For the	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Six Months Ended	December 31,	December 31,	December 31,	December 31,	December 31,
June 30, 2017	2016	2015	2014	2013	2012
(Unaudited)
Net asset value, beginning of period	$8.64	$8.41	$10.01	$10.74	$9.49	$8.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(A)	0.29	(A)	0.36	0.39	0.36	0.33
Net realized and unrealized gain (loss) on investments	(0.24)	0.22	(0.67)	0.64	1.60	0.63
Total from investment operations	(0.07)	0.51	(0.31)	1.03	1.96	0.96

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.26)	(0.35)	(0.41)	(0.32)	(0.38)
From net realized gains on investments	—	(0.02)	(0.94)	(1.35)	(0.39)	—
Total distributions	(0.13)	(0.28)	(1.29)	(1.76)	(0.71)	(0.38)
Net asset value, end of period	$8.44	$8.64	$8.41	$10.01	$10.74	$9.49
Total return (B)	(0.78	)% (C)	6.15%	(3.25)%	9.59%	21.14%	10.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,528	$47,544	$57,752	$132,177	$278,917	$145,946
Ratios to average net assets
Expenses, before waiver and reimbursement	1.42	% (D)	1.42%	1.47%	1.38%	1.33%	1.36%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00%	0.89%	0.88%	0.89%	1.21%
Net investment income	4.06	% (D)	3.37%	3.37%	3.22%	3.59%	3.55%
Portfolio turnover rate	106	% (C)	159%	92%	92%	130%	109%

Class A
For the	For the	For the	For the	For the
For the	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Six Months Ended	December 31,	December 31,	December 31,	December 31,	December 31,
June 30, 2017	2016	2015	2014	2013	2012
(Unaudited)
Net asset value, beginning of period	$8.63	$8.40	$10.01	$10.73	$9.49	$8.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(A)	0.27	(A)	0.31	0.34	0.34	0.30
Net realized and unrealized gain (loss) on investments	(0.25)	0.22	(0.66)	0.67	1.59	0.65
Total from investment operations	(0.08)	0.49	(0.35)	1.01	1.93	0.95

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.24)	(0.32)	(0.38)	(0.30)	(0.36)
From net realized gains on investments	—	(0.02)	(0.94)	(1.35)	(0.39)	—
Total distributions	(0.12)	(0.26)	(1.26)	(1.73)	(0.69)	(0.36)
Net asset value, end of period	$8.43	$8.63	$8.40	$10.01	$10.73	$9.49
Total return (B)	(0.89	)% (C)	5.89%	(3.60)%	9.45%	20.74%	10.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$29,536	$32,269	$39,610	$66,445	$71,258	$46,343
Ratios to average net assets
Expenses, before waiver and reimbursement	1.72	% (D)	1.67%	1.72%	1.63%	1.58%	1.61%
Expenses, net waiver and reimbursement	1.25	% (D)	1.25%	1.14%	1.13%	1.14%	1.46%
Net investment income	3.98	% (D)	3.12%	3.14%	3.01%	3.32%	3.37%
Portfolio turnover rate	106	% (C)	159%	92%	92%	130%	109%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees reimbursed expenses, total return would have been lower.

(C)	Not Annualized

(D)	Annualized

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dividend Capture Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class C
For the	For the	For the
For the	Year Ended	Year Ended	Period Ended
Six Months Ended	December 31,	December 31,	December 31,
June 30, 2017	2016	2015	2014(A)
(Unaudited)
Net asset value, beginning of period	$8.61	$8.38	$9.99	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(B)	0.22	(B)	0.27	0.32
Net realized and unrealized gain (loss) on investments	(0.25)	0.22	(0.66)	0.70
Total from investment operations	(0.09)	0.44	(0.39)	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.19)	(0.28)	(0.35)
From net realized gains on investments	—	(0.02)	(0.94)	(1.35)
Total distributions	(0.11)	(0.21)	(1.22)	(1.70)
Net asset value, end of period	$8.41	$8.61	$8.38	$9.99
Total return (C)	(1.10	)% (D)	5.34%	(4.08)%	9.54	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,539	$1,654	$2,335	$4,154
Ratios to average net assets
Expenses, before waiver and reimbursement	2.24	% (E)	2.17%	2.22%	2.16	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.75%	1.64%	1.63	% (E)
Net investment income	3.74	% (E)	2.61%	2.64%	2.69	% (E)
Portfolio turnover rate	106	% (D)	159%	92%	92	% (D)

(A)	The Rational Dividend Capture Fund Class C shares commenced operations on January 3, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Risk Managed Emerging Markets Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
			For the		For the	For the	For the	For the
	For the		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,		December 31,	December 31,	December 31,	December 31,
	June 30, 2017		2016		2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$5.72		$6.76		$9.38	$10.74	$10.33	$9.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	(A)	(0.14	) (A)	0.03	(0.03)	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.99		(0.10)		(0.15)	0.16	0.58	0.97
Total from investment operations	1.03		(0.24)		(0.12)	0.13	0.62	1.01

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.33)	—	(0.21)	(0.04)
From net realized gains on investments	—		(0.73)		(2.17)	(1.49)	—	—
From paid in capital	—		(0.07)		—	—	—	—
Total distributions	—		(0.80)		(2.50)	(1.49)	(0.21)	(0.04)
Net asset value, end of period	$6.75		$5.72		$6.76	$9.38	$10.74	$10.33
Total return (B)	18.01	% (E)	(3.66)%		(0.60)%	1.31%	6.08%	10.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,789		$5,232		$5,483	$20,578	$27,015	$38,696
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	3.15	% (F)	3.10%		2.52%	2.22%	2.01%	1.90%
Expenses, net waiver and reimbursement (C)	1.25	% (F)	1.25%		0.90%	1.63%	1.87%	1.90%
Net investment income (loss) (C,D)	1.44	% (F)	(2.07)%		0.32%	(0.29)%	0.40%	0.40%
Portfolio turnover rate	74	% (E)	361%		86%	88%	156%	97%

	Class A
			For the		For the	For the	For the	For the
	For the		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,		December 31,	December 31,	December 31,	December 31,
	June 30, 2017		2016		2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$5.70		$6.73		$9.35	$10.73	$10.32	$9.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	(A)	(0.14	) (A)	0.02	(0.02)	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.97		(0.10)		(0.17)	0.13	0.59	0.97
Total from investment operations	1.01		(0.24)		(0.15)	0.11	0.60	0.98

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.30)	—	(0.19)	(0.02)
From net realized gains on investments	—		(0.73)		(2.17)	(1.49)	—	—
From paid in capital	—		(0.06)		—	—	—	—
Total distributions	—		(0.79)		(2.47)	(1.49)	(0.19)	(0.02)
Net asset value, end of period	$6.71		$5.70		$6.73	$9.35	$10.73	$10.32
Total return (B)	17.72	% (E)	(3.77)%		(0.91)%	1.13%	5.87%	10.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,208		$4,174		$4,501	$6,774	$429	$416
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	3.40	% (F)	3.35%		2.77%	2.47%	2.26%	2.15%
Expenses, net waiver and reimbursement (C)	1.50	% (F)	1.50%		1.15%	1.88%	2.12%	2.15%
Net investment income (loss) (C,D)	1.24	% (F)	(2.15)%		0.19%	(0.15)%	0.06%	0.09%
Portfolio turnover rate	74	% (E)	361%		86%	88%	156%	97%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not Annualized

(F)	Annualized

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Risk Managed Emerging Markets Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class C(A)
			For the
	For the		Period Ended
	Six Months Ended		December 31,
	June 30, 2017		2016
	(Unaudited)
Net asset value, beginning of period	$5.68		$6.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.03		(0.15)
Net realized and unrealized gain on investments	0.95		0.01	(H)
Total from investment operations	0.98		(0.14)

LESS DISTRIBUTIONS:
From net investment income	—		—
From net realized gains on investments	—		(0.73)
From paid in capital	—		(0.05)
Total distributions	—		(0.78)
Net asset value, end of period	$6.66		$5.68
Total return (C)	17.25	% (D)	(2.36	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$39		$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	4.52	% (E)	4.10	% (E)
Expenses, net waiver and reimbursement (F)	2.25	% (E)	2.25	% (E)
Net investment income (loss) (F,G)	0.94	% (E)	(3.72	)% (E)
Portfolio turnover rate	74	% (D)	361	% (D)

(A)	The Rational Risk Managed Emerging Markets Fund Class C Shares commenced operations on May 31, 2016

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Real Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
			For the		For the		For the	For the	For the
	For the		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,		December 31,		December 31,	December 31,	December 31,
	June 30, 2017		2016		2015		2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$5.12		$5.39		$6.73		$8.05	$7.42	$7.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(A)	0.06	(A)	0.19		0.13	0.15	0.11
Net realized and unrealized gain (loss) on investments	(0.51)		0.37		(1.32)		(1.35)	0.55	0.26
Total from investment operations	(0.48)		0.43		(1.13)		(1.22)	0.70	0.37

LESS DISTRIBUTIONS:
From net investment income	—		(0.70)		(0.26)		(0.10)	(0.07)	(0.10)
Total distributions	—		(0.70)		(0.26)		(0.10)	(0.07)	(0.10)
From capital contributions from Advisor	—		—		0.05		—	—	—
Net asset value, end of period	$4.64		$5.12		$5.39		$6.73	$8.05	$7.42
Total return (B)	(9.38	)% (D,E)	7.82	% (D)	(16.05	)% (C)	(15.03)%	9.49%	5.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,447		$4,747		$6,032		$29,453	$89,571	$96,292
Ratios to average net assets
Expenses, before wavier and reimbursement	4.41	% (F)	2.61%		2.49%		1.52%	1.36%	1.35%
Expenses, net waiver and reimbursement	1.00	% (F)	1.00%		1.07%		1.04%	1.34%	1.35%
Net investment income	1.19	% (F)	1.07%		2.99%		1.53%	1.93%	1.54%
Portfolio turnover rate	96	% (E)	246%		13%		31	43	30

	Class A
			For the		For the		For the	For the	For the
	For the		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,		December 31,		December 31,	December 31,	December 31,
	June 30, 2017		2016		2015		2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$5.16		$5.43		$6.73		$8.05	$7.43	$7.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(A)	0.05	(A)	0.19		0.10	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.49)		0.37		(1.30)		(1.33)	0.54	0.26
Total from investment operations	(0.47)		0.42		(1.11)		(1.23)	0.67	0.35

LESS DISTRIBUTIONS:
From net investment income	—		(0.69)		(0.24)		(0.09)	(0.05)	(0.08)
Total distributions	—		(0.69)		(0.24)		(0.09)	(0.05)	(0.08)
From capital contributions from Advisor	—		—		0.05		—	—	—
Net asset value, end of period	$4.69		$5.16		$5.43		$6.73	$8.05	$7.43
Total return (B)	(9.11	)% (D,E)	7.48	% (D)	(15.75	)% (C)	(15.23)%	9.09%	4.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$615		$964		$979		$1,656	$2,366	$2,173
Ratios to average net assets
Expenses, before wavier and reimbursement	4.67	% (F)	2.86%		2.74%		1.77%	1.61%	1.60%
Expenses, net waiver and reimbursement	1.25	% (F)	1.25%		1.32%		1.29%	1.59%	1.60%
Net investment income	0.94	% (F)	0.92%		3.10%		1.21%	1.68%	1.30%
Portfolio turnover rate	96	% (E)	246%		13%		31%	43%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes the impact of a contribution from the Advisor. Without such contribution, the returns would have been (16.98)% for Institutional Shares and (16.68)% for Class A Shares.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not Annualized

(F)	Annualized

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Real Strategies Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class C(A)
			For the
	For the		Period Ended
	Six Months Ended		December 31,
	June 30, 2017		2016
	(Unaudited)
Net asset value, beginning of period	$5.16		$5.49

LOSS FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.00	(F)	0.00	(F)
Net realized and unrealized gain on investments	(0.49)		0.35
Total from investment operations	(0.49)		0.35

LESS DISTRIBUTIONS:
From net investment income	—		(0.68)
Total distributions	—		(0.68)
Net asset value, end of period	$4.67		$5.16
Total return (C,D)	(9.50	)% (G)	6.13	% (G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1		$1
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	6.08%		3.61%
Expenses, net waiver and reimbursement (E)	2.00%		2.00%
Net investment Income (E)	(0.02)%		(0.14)%
Portfolio turnover rate (D)	96%		246%

(A)	The Rational Real Strategies Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Defensive Growth Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class
For the	For the	For the	For the	For the
For the	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Six Months Ended	December 31,	December 31,	December 31,	December 31,	December 31,
June 30, 2017	2016	2015	2014	2013	2012
(Unaudited)
Net asset value, beginning of period	$3.78	$4.69	$20.75	$28.75	$23.44	$19.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	(A)	0.05	(A)	0.09	0.09	(0.01)	0.09
Net realized and unrealized gain (loss) on investments	0.02	0.31	(0.81)	(0.58)	6.60	4.60
Total from investment operations	0.03	0.36	(0.72)	(0.49)	6.59	4.69

LESS DISTRIBUTIONS:
From net investment income	—	(0.06)	(0.08)	(0.02)	(0.01)	(0.04)
From net realized gains on investments	—	(1.21)	(15.26)	(7.49)	(1.27)	(0.74)
Total distributions	—	(1.27)	(15.34)	(7.51)	(1.28)	(0.78)
Net asset value, end of period	$3.81	$3.78	$4.69	$20.75	$28.75	$23.44
Total return (B)	0.79	% (C)	7.21%	(7.82)%	(1.41)%	28.38%	24.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,451	$3,445	$13,456	$152,846	$339,983	$192,757
Ratios to average net assets
Expenses, before waiver and reimbursement	1.82	% (D)	1.76%	1.56%	1.37%	1.33%	1.35%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00%	1.06%	1.03%	1.30%	1.35%
Net investment income (loss)	0.80	% (D)	1.17%	0.46%	0.23%	0.05%	0.41%
Portfolio turnover rate	113	% (C)	178%	35%	12%	22%	11%

Class A
For the	For the	For the	For the	For the
For the	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Six Months Ended	December 31,	December 31,	December 31,	December 31,	December 31,
June 30, 2017	2016	2015	2014	2013	2012
(Unaudited)
Net asset value, beginning of period	$2.89	$3.86	$19.89	$27.92	$22.84	$19.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	(A)	0.03	(A)	0.07	0.01	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	0.01	0.26	(0.77)	(0.55)	6.42	4.48
Total from investment operations	0.02	0.29	(0.70)	(0.54)	6.35	4.52

LESS DISTRIBUTIONS:
From net investment income	—	(0.05)	(0.07)	—	—	—
From net realized gains on investments	—	(1.21)	(15.26)	(7.49)	(1.27)	(0.74)
Total distributions	—	(1.26)	(15.33)	(7.49)	(1.27)	(0.74)
Net asset value, end of period	$2.91	$2.89	$3.86	$19.89	$27.92	$22.84
Total return (B)	0.69	% (C)	6.91%	(8.21)%	(1.62)%	28.09%	23.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,295	$16,180	$20,944	$44,589	$74,132	$28,485
Ratios to average net assets
Expenses, before waiver and reimbursement	2.07	% (D)	2.01%	1.81%	1.62%	1.58%	1.60%
Expenses, net waiver and reimbursement	1.25	% (D)	1.25%	1.31%	1.28%	1.55%	1.60%
Net investment income (loss)	0.56	% (D)	0.86%	0.52%	0.01%	(0.27)%	0.17%
Portfolio turnover rate	113	% (C)	178%	35%	12%	22%	11%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Not Annualized

(D)	Annualized

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Defensive Growth Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class C(A)
For the	For the	For the
For the	Year Ended	Year Ended	Period Ended
Six Months Ended	December 31,	December 31,	December 31,
June 30, 2017	2016	2015	2014
(Unaudited)
Net asset value, beginning of period	$2.71	$3.69	$19.75	$27.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	(F)	0.01	(B)	0.00	(F)	(0.07)
Net realized and unrealized gain (loss) on investments	0.02	0.24	(0.76)	(0.29)
Total from investment operations	0.02	0.25	(0.76)	(0.36)

LESS DISTRIBUTIONS:
From net investment income	—	(0.02)	(0.04)	—
From net realized gains on investments	—	(1.21)	(15.26)	(7.49)
Total distributions	—	(1.23)	(15.30)	(7.49)
Net asset value, end of period	$2.73	$2.71	$3.69	$19.75
Total return (C)	0.74	% (D)	6.19%	(8.56)%	(1.00	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$252	$394	$766	$1,545
Ratios to average net assets
Expenses, before waiver and reimbursement	2.57	% (E)	2.51%	2.31%	2.15	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.75%	1.81%	1.79	% (E)
Net investment income (loss)	0.03	% (E)	0.28%	0.04%	(0.54	)% (E)
Portfolio turnover rate	113	% (D)	178%	35%	12	% (D)

(A)	The Rational Defensive Growth Fund Class C shares commenced operations on January 3, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class (A)
For the
For the	Period Ended
Six Months Ended	December 31,
June 30, 2017	2016
(Unaudited)
Net asset value, beginning of period	$9.37	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06	0.43
Net realized and unrealized gain on investments	0.39	0.09	(H)
Total from investment operations	0.45	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.17)
From net realized gains on investments	—	(0.97)
Total distributions	(0.05)	(1.14)
Net asset value, end of period	$9.77	$9.37
Total return (C,D)	4.79%	5.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$271	$260
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	1.04%	1.36%
Expenses, net waiver and reimbursement (E,F)	0.45%	0.45%
Net investment income (E,F,G)	0.77%	6.98%
Portfolio turnover rate (D)	7%	27%

Class A
For the	For the	For the	For the	For the
For the	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Six Months Ended	December 31,	December 31,	December 31,	December 31,	December 31,
June 30, 2017	2016	2015	2014	2013	2012
(Unaudited)
Net asset value, beginning of period	$9.40	$9.78	$11.36	$11.77	$10.99	$11.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.18	(B)	0.14	0.17	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.39	0.62	(0.34)	0.07	1.34	0.75
Total from investment operations	0.44	0.80	(0.20)	0.24	1.43	0.87

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.21)	(0.12)	(0.24)	(0.24)	(0.12)
From net realized gains on investments	—	(0.97)	(1.26)	(0.41)	(0.41)	(1.09)
Total distributions	(0.04)	(1.18)	(1.38)	(0.65)	(0.65)	(1.21)
Net asset value, end of period	$9.80	$9.40	$9.78	$11.36	$11.77	$10.99
Total return (C)	4.64	% (D)	8.16%	(1.87)%	2.05%	13.14%	7.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,749	$14,822	$17,061	$21,008	$21,065	$18,192
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.28	% (E)	1.30%	1.04%	0.96%	0.93%	0.89%
Expenses, net waiver and reimbursement (F)	0.70	% (E)	0.70%	0.70%	0.73%	0.74%	0.68%
Net Investment income (F,G)	1.08	% (E)	1.82%	1.10%	1.38%	0.72%	0.98%
Portfolio turnover rate	7	% (D)	27%	44%	52%	44%	74%

(A)	The Rational Strategic Allocation Fund Institutional Class shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class C(A)
For the
For the	Period Ended
Six Months Ended	December 31,
June 30, 2017	2016
(Unaudited)
Net asset value, beginning of period	$9.39	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.01	0.24
Net realized and unrealized gain on investments	0.39	0.22	(H)
Total from investment operations	0.40	0.46

LESS DISTRIBUTIONS:
From net investment income	0.00	(I)	(0.09)
From net realized gains on investments	—	(0.97)
Total distributions	—	(1.06)
Net asset value, end of period	$9.79	$9.39
Total return (C,D)	4.26%	4.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,F)	2.04%	1.89%
Expenses, net waiver and reimbursement (E,F)	1.45%	1.45%
Net investment income (E,F,G)	0.31%	3.92%
Portfolio turnover rate (D)	7%	27%

(A)	The Rational Strategic Allocation Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(I)	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Momentum Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Institutional Class(A)
		For the
	For the	Period Ended
	Six Months Ended	December 31,
	June 30, 2017	2016
	(Unaudited)
Net asset value, beginning of period	$24.33	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment(loss) (B)	(0.18)	(0.12)
Net realized and unrealized (loss) on investments	(0.37)	(0.55)
Total from investment operations	(0.55)	(0.67)
Net asset value, end of period	$23.78	$24.33
Total return (C,D)	(2.26)%	(2.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$27,636	$15,083
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.63%	3.27%
Expenses, net waiver and reimbursement (E)	1.99%	1.99%
Net investment (loss) (E)	(1.48)%	(1.74)%
Portfolio turnover rate (D)	0%	0%

	Class A(A)
		For the
	For the	Period Ended
	Six Months Ended	December 31,
	June 30, 2017	2016
	(Unaudited)
Net asset value, beginning of period	$24.30	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.21)	(0.13)
Net realized and unrealized (loss) on investments	(0.37)	(0.57)
Total from investment operations	(0.58)	(0.70)
Net asset value, end of period	$23.72	$24.30
Total return (C,D)	(2.39)%	(2.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$114	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.74%	3.52%
Expenses, net waiver and reimbursement (E)	2.24%	2.24%
Net investment (loss) (E)	(1.77)%	(2.09)%
Portfolio turnover rate (D)	0%	0%

(A)	The Rational Dynamic Momentum Fund Institutional Class and Class A shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Momentum Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class C(A)
		For the
	For the	Period Ended
	Six Months Ended	December 31,
	June 30, 2017	2016
	(Unaudited)
Net asset value, beginning of period	$24.29	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.27)	(0.17)
Net realized and unrealized (loss) on investments	(0.40)	(0.54)
Total from investment operations	(0.67)	(0.71)
Net asset value, end of period	$23.62	$24.29
Total return (C,D)	(2.76)%	(2.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$345	$21
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	(1.71)%	4.27%
Expenses, net waiver and reimbursement (E)	2.99%	2.99%
Net investment (loss) (E)	(2.28)%	(2.69)%
Portfolio turnover rate (D)	0%	0%

(A)	The Rational Dynamic Momentum Fund Class C shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class

	For the		For the	For the		For the		For the	For the
	Period Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2017		March 31, 2017	March 31, 2016		March 31, 2015		March 31, 2014	March 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.37		$9.98	$10.19		$11.35		$10.58	$10.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.05	0.06		0.09		0.10	0.14
Net realized and unrealized gain (loss) on investments	0.13		0.51	0.05		0.44		0.94	0.67
Total from investment operations	0.14		0.56	0.11		0.53		1.04	0.81

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	(0.05)		(0.08)		(0.11)	(0.15)
From net realized gains on investments	—		(0.03)	(0.27)		(1.61)		(0.16)	(0.29)
From Return of capital	—		(0.12)	—		—		—	—
Total distributions	—		(0.17)	(0.32)		(1.69)		(0.27)	(0.44)
Net asset value, end of period	$10.51		$10.37	$9.98		$10.19		$11.35	$10.58
Total return (B)	1.35	% (C)	5.70%	1.24%		4.78%		9.91%	8.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,811		$—	$9,417		$28,191		$19,062	$10,825
Ratios to average net assets
Expenses, before waiver and reimbursement	2.49	% (D)	3.15%	1.50%		1.32%		1.60%	2.26%
Expenses, net waiver and reimbursement	1.70	% (D)	1.70%	1.56	% (E)	1.60	% (E)	1.60%	1.70%
Net investment income (loss)	0.27	% (D)	0.51%	0.63%		0.73%		0.93%	1.37%
Portfolio turnover rate	95	% (C)	323%	279%		265%		114%	77%

	Class A

	For the		For the	For the		For the		For the	For the
	Period Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2017		March 31, 2017	March 31, 2016		March 31, 2015		March 31, 2014	March 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.36		$9.98	$10.21		$11.37		$10.60	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00		0.02	0.02		0.06		0.08	0.11
Net realized and unrealized gain (loss) on investments	0.13		0.52	0.06		0.45		0.93	0.67
Total from investment operations	0.13		0.54	0.08		0.51		1.01	0.78

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)	(0.04)		(0.06)		(0.08)	(0.11)
From net realized gains on investments	—		(0.03)	(0.27)		(1.61)		(0.16)	(0.29)
From Return of capital	—		(0.12)	—		—		—	—
Total distributions	—		(0.16)	(0.31)		(1.67)		(0.24)	(0.40)
Net asset value, end of period	$10.49		$10.36	$9.98		$10.21		$11.37	$10.60
Total return (B)	1.25	% (C)	5.42%	0.90%		4.51%		9.63%	7.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,305		$3,732	$8,098		$12,223		$11,842	$10,044
Ratios to average net assets
Expenses, before waiver and reimbursement	2.64	% (D)	3.26%	1.86%		1.57%		1.85%	2.51%
Expenses, net waiver and reimbursement	1.95	% (D)	1.95%	1.95	% (E)	1.85	% (E)	1.85%	1.95%
Net investment income	0.14	% (D)	0.22%	0.22%		0.49%		0.68%	1.11%
Portfolio turnover rate	95	% (C)	323%	279%		265%		114%	77%

(A)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Represent the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

Class C(A)

For the
Period Ended
June 30, 2017
(Unaudited)
Net asset value, beginning of period	$10.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.01)
Net realized and unrealized (loss) on investments	0.11
Total from investment operations	0.10
Net asset value, end of period	$10.47
Total return (C,D)	0.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.94%
Expenses, net waiver and reimbursement (E)	2.30%
Net investment (loss) (E)	(0.39)%
Portfolio turnover rate (D)	95%

(A)	The Rational Iron Horse Fund Class C shares commenced operations on April 7, 2016.

(B)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2017	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2017, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy. The Trust was renamed effective February 22, 2016; it was formerly the Huntington Funds. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Dividend Capture Fund
(“Dividend Capture Fund”)	PVG Asset Management Corporation	Total return on investment.
Rational Risk Managed Emerging Markets Fund
(“Emerging Markets Fund”)	The Cambridge Strategy Limited	Total return.
Rational Real Strategies Fund (“Real Strategies”)		Total return consisting of capital appreciation and income
Rational Defensive Growth Fund
(“Defensive Growth)		Long-term capital appreciation.
Rational Strategic Allocation Fund
(“Strategic Allocation”)		Current income and moderate appreciation of capital.
Rational Dynamic Momentum Fund
(“Dynamic Momentum”)	Chesapeake Capital Corporation	Capital appreciation.
Rational Iron Horse Fund
(“Iron Horse”)	Van Hulzen Asset Management, LLC	Total Return with less volatility than equity markets in general.

The Funds are registered as diversified, except Dynamic Momentum, which is non-diversified.

Currently, all Funds offer Class A, Class C and Institutional Class shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for the Dynamic Momentum Fund and the Iron Horse Fund and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. The prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

At the close of business of April 7, 2017 pursuant to a Plan of Reorganization the Predecessor Iron Horse Fund, transferred all of its assets and liabilities into the Rational Iron Horse Fund. The Predecessor Iron Horse Fund transferred its net assets of $3,738,544 and $18,903,888 to the Rational Iron Horse Fund for Cl A and CL I respectively. The Rational Iron Horse Fund received 361,235 and 859,101 shares from the Predecessor Iron Horse Fund Cl A and CL I respectively.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

A.	Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017, for each Fund’s assets and liabilities measured at fair value:

Dividend Capture Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$40,416,774	$—	$—	$40,416,774
Short-Term Investments	2,537,763	—	—	2,537,763
Total Assets	$42,957,537	$—	$—	$42,957,537
Liabilities*
Short Futures Contract	$183,040	$—	$—	$183,040
Total Liabilities	$183,040	$—	$—	$183,040

Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$8,070,871	$—	$—	$8,070,871
Exchange Traded Fund	281,136	—	—	281,136
Short-Term Investments	335,770	—	—	335,770
Total Assets	$8,687,777	$—	$—	$8,687,777

Real Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$2,899,253	$—	$—	$2,899,253
Short-Term Investments	166,647	—	—	166,647
Total Assets	$3,065,900	$—	$—	$3,065,900

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$16,421,765	$—	$—	$16,421,765
Short-Term Investments	562,770	—	—	562,770
Total Assets	$16,984,535	$—	$—	$16,984,535

Strategic Allocation Fund
Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,319,136	$—	$—	$9,319,136
Exchange Traded Funds	4,068,963	—	—	4,068,963
Short-Term Investments	552,552	—	—	552,552
Total Assets	$13,940,651	$—	$—	$13,940,651

Dynamic Momentum Fund
Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$22,744,807	$—	$—	$22,744,807
Total Assets	$22,744,807	$—	$—	$22,744,807
Liabilities*
Derivatives
Long Futures Contracts	$449,008	$—	$—	$449,008
Short Futures Contracts	(32,420)	—	—	(32,420)
Total Liabilities	$416,588	$—	$—	$416,588

Iron Horse Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$18,077,284	$—	$—	$18,077,284
Short-Term Investment	2,102,103	—	—	2,102,103
Total Assets	$20,179,387	$—	$—	$20,179,387
Liabilities*
Derivatives
Call Options Written	$414,987	$—	$—	$414,987
Total Liabilities	$414,987	$—	$—	$414,987

*	Refer to the Portfolios of Investments for industry classifications.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 1 and Level 2 during the six months ended June 30, 2017. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

Consolidation of Subsidiaries – The consolidated financial statements of the Dynamic Momentum Fund include the accounts of RDMF Fund Ltd. (Dynamic Momentum “RDMF” or “CFC”), a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with the Dynamic Momentum Fund’s investment objectives and policies.

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2017	June 30, 2017
RDMF Fund Ltd.	8/5/2016	$ 2,026,766	7.2%

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

For tax purposes, the CFC is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, a CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the RDMF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Dynamic Momentum Fund’s investment company taxable income.

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Exchange Contracts—Certain Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Real Strategies Fund’s written option activity for the six months or period ended June 30, 2017:

Real Strategies Fund	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	2,616	$141,152
Options covered	(1,288)	(72,281)
Options exercised	(560)	(31,471)
Options expired	(768)	(37,400)
Options outstanding, end of period	—	$—

Iron Horse Fund	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	1,737	$356,920
Options written	7,725	937,969
Options covered	(4,274)	(618,586)
Options exercised	(629)	(86,307)
Options expired	(1,793)	(153,382)
Options outstanding, end of period	2,766	$436,614

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2017, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Dividend Capture Fund
	Futures	Interest Rate	Futures unrealized appreciation	$183,040
			Totals	$183,040
Dynamic Momentum Fund
	Futures	Equity	Futures unrealized appreciation	$682,668
			Futures unrealized depreciation	(317,999)
		Interest Rate	Futures unrealized appreciation	33,841
		Commodity	Futures unrealized appreciation	206,573
			Futures unrealized depreciation	(152,075)
		Currency	Futures unrealized appreciation	35,080
			Futures unrealized depreciation	(71,500)
			Totals	$416,588
Iron Horse Fund
	Written Options	Equity	Options Written	$414,987

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2017, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Dividend Capture Fund
	Futures	Interest Rate	Net realized gain/loss from futures	$(1,053,244)
	Futures	Interest Rate	Net change in unrealized appreciation on futures	183,040
				$(870,204)
Emerging Markets Fund
	Forward Currency Contracts	Currency	Net realized loss from foreign currency transactions	$(284,691)
	Forward Currency Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	127,388
			Totals	$(157,303)
Real Strategies Fund
	Options Written	Equity	Net realized gain from options written	$71,011
	Options Written	Equity	Net change in unrealized appreciation on options written	(8,922)
			Totals	$62,089

Dynamic Momentum Fund
	Futures	Equity	Net realized gain/loss from futures	$476,853
		Commodity	Net realized gain/loss from futures	(222,927)
		Currency	Net realized gain/loss from futures	(832,510)
		Interest Rate	Net realized gain/loss from futures	(318,927)
	Futures	Equity	Net change in unrealized appreciation on futures	435,690
		Commodity	Net change in unrealized appreciation on futures	96,901
		Currency	Net change in unrealized depreciation on futures	(17,048)
		Interest Rate	Net change in unrealized appreciation on futures	52,505
			Totals	$(329,463)
Iron Horse Fund
	Options Written	Equity	Net realized gain from options written	$(63,450)
	Options Written	Equity	Net change in unrealized appreciation on options written	13,810
			Totals	$(49,640)

The value of derivative instruments outstanding as of June 30, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for Dynamic Momentum Fund) serve as indicators of the volume of derivative activity for the Funds.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities as of June 30, 2017:

				Gross Amounts of Assets Presented in the (Consolidated) Statement of Assets & Liabilities
	Gross Amounts Recognized in the (Consolidated) Statements of Assets and Liabilities	Gross Amounts Offset in the (Consolidated) Statements of Assets and Liabilities	Net Amounts Presented in the (Consolidated) Statements of Assets and Liabilities	Financial Instruments Pledged		Cash Collateral Pledged/Received		Net Amount
Dividend Capture Fund
Description of Asset:	$183,040	$—	$183,040	$—		$—		$183,040
Futures Contracts
Dynamic Momentum Fund
Description of Asset:
Futures Contracts	$958,162	$(958,162)	$—	$—		$—		$—
Description of Liability:
Futures Contracts	$541,574	$958,162	$416,588	$—		$416,588	(1)	$—
Iron Horse Fund:
Description of Liability:
Written Option	$414,987	$—	$414,987	$414,987	(1)	$—		$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually by the Emerging Markets Fund, Real Strategies Fund, Defensive Growth Fund and Dynamic Momentum Fund. Dividends from net investment income are declared and paid quarterly by the Strategic Allocation Fund. Dividends from net investment income are declared and paid monthly by the Dividend Capture Fund. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

Certain Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Funds include their allocable share of the MLPs’ taxable income in computing its own taxable income.

F.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2014 to December 31, 2016, or expected to be taken in the Funds’ December 31, 2017 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

H.	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

	Expense Caps
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Dividend Capture Fund	1.00%	1.25%	1.75%	April 30, 2018
Emerging Markets Fund	1.25%	1.50%	2.25%	April 30, 2018
Real Strategies Fund	1.00%	1.25%	2.00%	April 30, 2018
Defensive Growth Fund	1.00%	1.25%	1.75%	April 30, 2018
Strategic Allocation Fund	0.45%	0.70%	1.45%	April 30, 2018
Dynamic Momentum Fund	1.99%	2.24%	2.99%	April 30, 2018
Iron Horse	1.70%	1.95%	2.70%	July 31, 2018

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Dividend Capture Fund	0.75%	0.70%	0.65%
Emerging Markets Fund	1.00%	0.95%	0.90%
Real Strategies Fund	0.75%	0.70%	0.65%
Defensive Growth Fund	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Strategic Allocation Fund	0.10%
Dynamic Momentum Fund	1.75%
Iron Horse Fund	1.25%

The Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2017, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

		Expiring
	Amount Waived	Beginning
Fund	or Reimbursed	December 31,
Dividend Capture Fund	$1,313,835	2017
	950,747	2018
	358,384	2019
Emerging Markets Fund	96,711	2017
	259,857	2018
	184,174	2019
Real Strategies Fund	282,469	2017
	209,310	2018
	125,307	2019
Defensive Growth Fund	1,097,463	2017
	528,144	2018
	180,941	2019
Strategic Allocation Fund	48,026	2017
	65,861	2018
	94,726	2019
Dynamic Momentum Fund	49,241	2019
Iron Horse	171,089	2019

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for the A shares and up to 1.00% for the C shares based on averaged daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. For the six months ended June 30, 2017, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Dividend Capture Fund	$40,021	$7,444
Emerging Markets Fund	5,209	171
Real Strategies Fund	932	7
Defensive Growth Fund	18,700	1,585
Strategic Allocation Fund	17,928	7
Dynamic Momentum Fund	128	736
Iron Horse	5,730	2

Shareholder Servicing Fees – The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional Class and Class A Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

Agreement. The amounts due to MFund at June 30, 2017 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.”

A Trustee and Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors or Rational Advisors, Inc. Companies that are affiliates of the Funds’ at June 30, 2017, are noted in the Funds’ Portfolios of Investments. A summary of these investments in affiliated funds is set forth below:

	Balance			Balance		Dividends	Amount of Gain
	December 31,			June 30,		Credited to	(Loss) Realized on
Fund	2016	Purchases	Sales	2017	Fair Value	Income	Sale of Shares
Rational Dividend Capture Fund, Inst. Sh.	213,408	3,153	58,962	157,599	$1,330,136	$27,185	$20,965
Rational Risk Managed Emerging Markets Fund, Inst. Sh.	351,650	—	38,051	313,599	2,116,791	—	(139,233)
Rational Defensive Growth Fund, Inst. Sh.	333,187	—	78,534	254,653	970,228	—	(98,168)
Catalyst Dynamic Alpha Fund, Class I	66,979	—	9,990	56,989	1,126,677	—	50,849
Catalyst Insider Income Fund, Class I	—	32,262	—	32,262	299,073	682	—
Catalyst MLP & Infrastructure Fund, Class I	137,689	6,775	—	144,464	908,681	46,536	—
Catalyst/Princeton Floating Rate Income Fund, Class I	—	32,089	—	32,089	299,073	1,310	—
Catalyst/Stone Beach Income Opportunity Fund, Class I	156,858	3,759	—	160,617	1,538,709	36,257	—
Ecological Strategy ETF	58,183	—	5,000	53,183	2,127,320	—	52,098
US Equity Rotation Strategy ETF	56,069	—	5,000	51,069	1,941,643	—	56,971
AlphaCentric Income Opportunities Fund, Class I	35,507	26,495	—	62,002	729,768	11,638	—

(4)	INVESTMENT TRANSACTIONS

For the year or period ended June 30, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Dividend Capture Fund	$62,644,988	$101,190,142
Emerging Markets Fund	6,538,180	8,903,184
Real Strategies Fund	2,544,741	4,456,333
Defensive Growth Fund	19,944,251	22,386,463
Strategic Allocation Fund	1,003,085	2,520,698
Dynamic Momentum Fund	—	—
Iron Horse Fund	15,580,606	21,851,268

(5)	FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Funds’ ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

In accordance with its investment objectives and through its exposure to the managed futures programs, the Dynamic Momentum Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended December 31, 2016 and December 31, 2015 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2016	Income	Capital Gains	Capital	Total
Defensive Growth Fund	$981,842	$4,834,267	$—	$5,816,109
Dividend Capture Fund	1,554,447	1,153,334	—	2,707,781
Real Strategies Fund	694,774	—	—	694,774
Emerging Markets Fund	—	1,119,093	102,601	1,221,694
Strategic Allocation Fund	320,079	1,399,124	—	1,719,203
Dynamic Momentum Fund	—	—	—	—
Iron Horse*	70,160	—	203,098	273,258
*3/31/17 Fiscal Year End

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2015	Income	Capital Gains	Capital	Total
Defensive Growth Fund	$622,043	$44,740,954	$—	$45,362,997
Dividend Capture Fund	8,008,639	8,155,530	—	16,164,169
Real Strategies Fund	338,399	—	—	338,399
Emerging Markets Fund	533,123	2,340,458	—	2,873,581
Strategic Allocation Fund	186,964	1,944,437	—	2,131,401
Iron Horse *	236,222	96,806	—	1,163,028
* 3/31/16 Fiscal Year End

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Defensive Growth Fund	$2,369	$704,466	$—	$—	$—	$2,638,862	$3,345,697
Dividend Capture Fund	2,207,041	—	(714,624)	(3,594,353)	—	2,096,277	(5,659)
Real Strategies Fund	—	—	—	(16,394,312)	—	(531,371)	(16,925,683)
Emerging Markets Fund	—	—	(172,684)	—	—	46,267	(126,417)
Strategic Allocation Fund	90,817	—	—	(617,450)	—	70,088	(456,545)
Dynamic Momentum Fund	—	—	(130,236)	—	—	(48,723)	(178,959)
Iron Horse Fund *	—	—	(16,089)	(777,295)	(46,097)	34,614	(804,867)
* As of March 31, 2017

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures contracts, forward foreign currency contracts, and passive foreign investment companies, and adjustments for partnerships, underlying regulated investment companies, statutory trusts, tax deferral of losses on straddles and trust preferred securities. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(8,950), $(161,654) and $6,276 for Rational Defensive Growth Fund, Rational Risk Managed Emerging Markets Fund and Rational Dynamic Momentum Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Defensive Growth Fund	$—
Dividend Capture Fund	—
Real Strategies Fund	—
Emerging Markets Fund	120,445
Strategic Allocation Fund	—
Dynamic Momentum Fund	90,792
Iron Horse Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Defensive Growth Fund	$—
Dividend Capture Fund	714,624
Real Strategies Fund	—
Emerging Markets Fund	52,239
Strategic Allocation Fund	—
Dynamic Momentum Fund	39,444
Iron Horse Fund	—

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized. At December 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

			Non-Expiring	Non-Expiring
	Expiring 2017	Expiring 2018	Short-Term	Long-Term	Total	Utilized
Defensive Growth Fund	$—	$—	$—	$—	$—
Dividend Capture Fund	—	—	100,723	3,493,630	3,594,353
Real Strategies Fund	12,599,554	2,136,294	567,816	1,090,648	16,394,312	$645,512
Emerging Markets Fund	—	—	—	—	—
Strategic Allocation Fund	—	—	260,567	356,883	617,450
Dynamic Momentum Fund	—	—	—	—	—
Iron Horse			678,085	99,210	777,295

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, foreign currency gains (losses), non-deductible expenses, the reclassification of Fund distributions, and adjustments related to partnerships, passive foreign investment companies, C-Corporation return of capital distributions, grantor and statutory trusts, and trust preferred securities, and adjustments for the Dynamic Momentum Fund’s wholly owned subsidiary resulted in reclassification for the following Funds for the period ended December 31, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized	Net Unrealized
	Capital	Income (Loss)	Gains (Loss)	Gains (Loss)
Defensive Growth Fund	$—	$2,406	$(2,406)	$—
Dividend Capture Fund	(8)	1,944,795	(1,944,787)	—
Real Strategies Fund	(12,162)	361,274	(349,112)	—
Emerging Markets Fund	(529,638)	169,087	360,551	—
Strategic Allocation Fund	—	(56)	56	—
Dynamic Momentum Fund	(236,362)	(24,047)	201,569	58,840
Iron Horse Fund	—	(49,366)	49,366	—

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Funds may be directly affected by the performance of the Fidelity Institutional Government Portfolio, Institutional Class. The Fidelity Institutional Government Portfolio normally invests at least 95% of its assets in U.S. Government securities and repurchase agreements for those securities. The financial statements of the Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017, the percentage of the Dynamic Momentum Fund’s net assets invested in the Fidelity Institutional Government Portfolio was 81.0%.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dividend	Emerging	Real Strategies	Defensive	Strategic	Dynamic Momentum
	Capture Fund	Markets Fund	Fund	Growth Fund	Allocation Fund	Fund
NFS LLC (1)	63.02%	70.76%	78.81%	71.69%	96.36%	42.05%
Ralph Parker	—	—	—	—		32.32%

(1)	This owner is comprised of multiple investors and accounts.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017	SEMI-ANNUAL REPORT

(9)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(10)	SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued.

RATIONAL FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (01/01/17) and held for the entire period through 6/30/17.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses Paid	Ending
	Annualized	Account Value	Account Value	During Period	Account Value	Expenses Paid
	Expense Ratio	01/01/17	6/30/2017	*	6/30/2017	During Period *
Rational Dividend Capture Fund - Class A	1.25%	$1,000.00	$991.10	$6.17	$1,018.60	$6.26
Rational Dividend Capture Fund - Class C	1.75%	1,000.00	989.00	8.63	1,016.12	8.75
Rational Dividend Capture Fund - Institutional Class	1.00%	1,000.00	992.20	4.94	1,019.84	5.01
Rational Risk Managed Emerging Markets Fund - Class A	1.50%	1,000.00	1,177.20	8.10	1,017.36	7.50
Rational Risk Managed Emerging Markets Fund - Class C	2.25%	1,000.00	1,172.50	12.12	1,013.64	11.23
Rational Risk Managed Emerging Markets Fund - Institutional Class	1.25%	1,000.00	1,180.10	6.76	1,018.60	6.26
Rational Real Strategies Fund - Class A	1.25%	1,000.00	914.20	5.93	1,018.60	6.26
Rational Real Strategies Fund - Class C	2.00%	1,000.00	910.30	9.47	1,014.88	9.99
Rational Real Strategies Fund - Institutional Class	1.00%	1,000.00	911.60	4.74	1,019.84	5.01
Rational Defensive Growth Fund - Class A	1.25%	1,000.00	1,006.90	6.22	1,018.60	6.26
Rational Defensive Growth Fund - Class C	1.75%	1,000.00	1,007.40	8.71	1,016.12	8.75
Rational Defensive Growth Fund - Institutional Class	1.00%	1,000.00	1,007.90	4.98	1,019.84	5.01
Rational Strategic Allocation Fund - Class A	0.70%	1,000.00	1,046.40	3.55	1,021.32	3.51
Rational Strategic Allocation Fund - Class C	1.45%	1,000.00	1,042.60	7.34	1,017.60	7.25
Rational Strategic Allocation Fund - Insitutional Class	0.45%	1,000.00	1,047.90	2.28	1,022.56	2.26
Rational Dynamic Momentum Fund - Class A	2.24%	1,000.00	976.10	10.98	1,013.69	11.18
Rational Dynamic Momentum Fund - Class C	2.99%	1,000.00	972.40	14.62	1,009.97	14.90
Rational Dynamic Momentum Fund - Institutional Class	1.99%	1,000.00	977.40	9.76	1,014.93	9.94
Rational Iron Horse - Class A	1.95%	1,000.00	1,042.70	9.88	1,015.12	9.74
Rational Iron Horse - Class C	2.70%	1,000.00	1,009.60	6.24	1,011.41	13.47
Rational Iron Horse - Institutional Class	1.70%	1,000.00	1,043.70	8.61	1,016.36	8.50

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. For Iron Horse Class C the Actual is for 81/365 days and the hypothetical estimates as if the Class was open during the full 181 days.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

Consideration and Approval of Management Agreement with Rational Advisors, Inc. with respect to the Rational Iron Horse Fund

In connection with a regular meeting held on May 25, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (each an “Independent Trustees”), discussed the approval of the management agreement between the Trust and Rational with respect to the Rational Iron Horse Fund (the “Iron Horse Fund”) or (the “New Fund”) (the “Management Agreement”).

Nature and Extent of Services. The Trustees reviewed the Rational 15(c) Response, which provided an overview of the services provided by Rational, as well as information on the firm’s personnel and its compliance and litigation record. The Trustees discussed the background and experience of senior personnel at the firm. The Trustees then discussed the nature of Rational’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. They considered that the advisor is responsible for monitoring the sub-advisor’s performance and compliance with legal standards as well as compliance in trading within the New Funds’ investment strategy. The Trust’s CCO informed the Board that he had reviewed Rational’s compliance policies and procedures, and Rational has a compliance program reasonably designed to prevent violations of applicable laws. After further discussion and review of the Rational 15(c) Response, the Trustees concluded that the Advisor will provide an acceptable level of services to the Fund.

Performance. The Trustees could not consider the Rational Iron Horse Fund’s investment performance as it has not yet commenced operations. The Trustees recalled their earlier discussion regarding the performance of the existing Rational Funds. After further discussion, the Trustees concluded that there is a reasonable basis to believe that Rational will obtain positive returns to future shareholders of the Rational Iron Horse Fund based on the experience and qualifications of Rational’s management team.

Fees and Expenses. The Trustees noted the advisor proposes an advisory fee of 1.25%. The Trustees further noted the proposed advisory fee is higher than average for funds within the peer group and nominally higher than the average for funds within the Morningstar Category but within the high/low range of both metrics. The Trustees further noted that the expected net expense ratio of the New Fund is lower than average for funds within the peer group and Morningstar Category. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted that Rational anticipates a loss in connection with its services to the New Fund. After further discussion, the Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Rational to share its economies of scale with the New Fund and its shareholders if the New Fund experienced a substantial growth in assets.

The Trustees also considered that Rational will bear significant startup costs and is assuming entrepreneurial risk in launching the New Fund. The Trustees determined, after further discussion, that economies of scale have not been reached at this time and agreed that the matter of economies of scale would be revisited as the New Fund’s size materially increases.

Conclusion Having reviewed and discussed in depth the 15c response provided by Rational regarding the performance, fees & expenses, profitability and economies of scale relative to the Rational Iron Horse Fund, the Board has determined that the fee structures are reasonable, and it is in the best interest of the shareholders of the New Fund.

Consideration and Approval of Sub-Advisory Agreement between Rational Advisors, Inc. and Van Hulzen Asset Management, LLC with respect to the Rational Iron Horse Fund.

In connection with a regular meeting held on May 26 2016, and at a special meeting held on January 20, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee”) and collectively the “Independent Trustees”) discussed the approval of a sub-advisory agreement between Rational Advisors, Inc. (“Rational”) and Van Hulzen Asset Management, LLC (“Van Hulzen”) (the “Sub-Advisory Agreement”), with respect to the Rational Iron Horse Fund (the “New Fund”).

Ms. Bailey then directed the Board to Rational and Van Hulzen’s revised 15(c) Reponses contained in the January 20, 2017 Board meeting materials. She stated that the profitability analysis contained in Rational’s 15(c) Response was updated to reflect the revised fee, noting that the loss estimated to be experience by Rational from its relationship with the Fund increased from -3% to -20%, and Van Hulzens 15(c) Response was revised to accurately state the sub-advisory fee.

In connection with their deliberations regarding approval of the Sub-Advisory Agreement between the Rational and Van Hulzen with respect to the Iron Horse Fund, the Trustees relied upon and confirmed their deliberations respecting the investment performance of the Van Hulzen, the nature, extent, and quality of the services to be provided to the Fund and economies of scale from the May 4, 2016 meeting in their review of Van Hulzen as sub-adviser to the Fund. The Board’s deliberations with respect to those matters from the May 4, 2016 meeting, with respect to Fund are incorporated here. With respect to the cost of services to be provided by Van Hulzen and estimated profit received by Van Hulzen from its p roposed relationship with the Fund, the Trustees considered the new information contained in Van Hulzen’s revised 15c Response.

Nature and Extent of Services. The Trustees reviewed Van Hulzen’s 15(c) Response, which provided an overview of the services to be provided by Van Hulzen, as well as information on the firm’s personnel and the compliance and litigation record. They noted that Van Hulzen has extensive experience with regard to the proposed investment strategy. The Trustees next considered that Van Hulzen will be responsible for day to day investment activities of the Fund, as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trust’s CCO informed the Trustees that he had reviewed the sub-advisor’s compliance manual and procedures and had found the sub-advisor’s compliance program to be reasonably designed. He also noted that the sub-advisor has dedicated significant resources toward their compliance environment. The Trust’s CCO further informed the Trustees that the sub-advisor had incurred no material compliance issues, administrative actions, or litigation over the past 12 months. After further discussion, the Trustees concluded that it is reasonable to expect that the sub-advisor will provide a level of service consistent with the Advisor’s and the Board’s expectations.

Performance. The Trustees considered the performance of the Predecessor Fund, which was managed by the proposed portfolio managers of the new fund under investment strategies substantially the same as the proposed new fund. The Board reviewed the performance of the Predecessor Fund for the one year, two year, three year, and since inception periods as compared to the BXM Benchmark and the average performance of funds within the Morningstar Long/ Short Category. The Trustees noted favorably that the Predecessor Fund outperformed the Morningstar Category over all reporting periods. The Trustees also noted that the Predecessor Fund underperformed the benchmark for all reporting periods. After further discussion, the Trustees concluded that there is a reasonable basis to believe that Van Hulzen will obtain positive returns to future shareholders of the Rational Iron Horse Fund based on the Predecessor Fund’s performance.

Fees and Expenses. The Trustees noted the advisory fee of 1.25% of which the sub-advisory fee payable is 65% of the net advisory fee until the Fund’s total assets reach $25 million and 50% of the net advisory fee thereafter. The Trustees considered a comparison of the sub-advisory fee to the fees charged by Van Hulzen to the other accounts it manages. They noted that the proposed fee Van Hulzen is to receive from Rational is significantly less than what it receives from other clients and the fee it received from the Predecessor Fund. The Trustees concluded that the sub-advisory fee received by Van Hulzen for the Fund is not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-advisor. The Trustees noted that Van Hulzen anticipates accruing modest profits in terms of both the percentage of the sub-advisory fees retained as profit after waiver and reimbursement and the actual dollar figure reflected in those percentages from its services to the new fund. The Trustees determined, after further discussion, that economies of scale have not been reached at this time and agreed that the matter of economies of scale would be revisited as the new fund size materially increases.

Economies of Scale . The Trustees considered whether the sub-advisor will likely realize economies of scale with respect to the management of the new fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having reviewed and discussed in depth the 15(c) response provided by Van Hulzen regarding the performance, fees & expenses, profitability and economies of scale relative to the Rational Iron Horse Fund, the Board has determined that the sub-advisory fee structures are reasonable, and it is in the best interest of the shareholders of the Fund.

Consideration and Approval of Sub-Advisory Agreement between Rational Advisors, Inc. and PVG Asset Management Corp. with respect to the Rational Dividend Capture Fund (the “Dividend Capture Fund”) and the Rational Dividend Capture Fund VA Fund (the “Dividend Capture VA”), and together the “Dividend Capture Funds”).

In connection with a Special Meeting held on January 20, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Rational Advisors, Inc. (“Rational”) and PVG Asset Management Corp. (“PVG”), (the “Sub-Advisory Agreement”), with respect to the Dividend Capture Funds.

The Trustees reviewed PVG’s responses to a series of questions regarding, among other things, PVG’s expected services to the Dividend Capture Funds, comparative fee and expense information, and PVG’s profitability from managing the Dividend Capture Funds (“PVG 15(c) Response”).

Nature, Extent and Quality of Services. The Trustees reviewed PVG’s 15(c) Response, which provided an overview of the services to be provided by PVG, as well as information on the firm’s personnel and the compliance and litigation record. They discussed the impressive experience and accomplishments of PVG’s investment personnel. The Trustees next considered that PVG will be responsible for day to day investment activities of the Dividend Capture Funds, as well as for monitoring the Funds’ compliance and trading within the Funds’ investment strategy. The Board noted that PVG retained a third-party compliance consultant to enhance its compliance program. After further discussion, the Trustees concluded that it is reasonable to expect that the sub-advisor will provide a level of service consistent with the Advisor’s and the Board’s expectations.

Performance. The Trustees then considered PVG’s investment performance as it relates to the performance of the Loss Averse Equity Income Strategy for the 1 year, 5 year and since inception periods ended September 30, 2016 as compared to the S&P 500 Index and the Barclay Aggregate Bond Index. The Board found that the performance lagged the S&P 500 Index for each of the periods reported while outperforming the Barclays Aggregate Bond Index for each period except the 10 year period. After further discussion, the Trustees concluded that there is a reasonable basis to believe that PVG has the capacity to provide positive returns to the Dividend Capture Funds’ shareholders.

Fees and Expenses. The Trustees considered the proposed sub-advisory fee to be charged for PVG’s services to the Dividend Capture Funds of 50% of the net advisory fee paid to the Advisor by each Fund on assets received by the Fund on or after the effective date of the Sub Advisory Agreement. The Board noted that the total management fee for the Fund is 0.75% of daily net assets. The Trustees acknowledged that the proposed sub-advisory fee to be charged for the Dividend Capture Funds is slightly lower than the lowest management fee currently received by PVG from SMA’s accounts of 0.38%. The Trustees were pleased that the Advisor had negotiated a competitive sub-advisory fee for the Dividend Capture Funds.

The Trustees discussed the allocation of fees between the advisor and the sub-advisor retaining to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was not unreasonable.

Profitability. The Trustees considered the sub-advisor’s projected profitability in connection with its relationship with the Dividend Capture Funds. They noted that PVG projects a loss from its services to the Dividend Capture Funds. The Trustees concluded, after further discussion of the sub-advisor’s profitability analysis that profitability from the sub-advisor’s relationship with the Dividend Capture Funds is not an issue at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this is primarily an advisor level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Dividend Capture Funds and their shareholders.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.).

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/17

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	9/8/17